ISI
 STRATEGY
 FUND SHARES
 (A Class of ISI Strategy Fund, Inc.)

 SEMI-ANNUAL REPORT
 November 30, 1998


                                      ISI
                                    Strategy
                                  Fund Shares

Directors and Officers

Edward S. Hyman
Chairman

Truman T. Semans
Vice Chairman

James J. Cunnanc
Director

Joseph R. Hardiman
Director

Louis E. Levy
Director

Eugene J. McDonald
Director


R. Alan Mcdaugh
Director and President

Michael J. Napoli, Jr.
Director

Rebecca W. Rimel
Director

Carl W. Vogt, Esq.
Director



Nancy Lazar
Vice President

David R. Borger
Vice President

Carrie L. Butler
Vice President

Thomas D. Stevens
Vice President

Margaret M. Beeler
Assistant Vice President

Keith C. Reilly
Assistant Vice President

Joseph A. Finelli
Treasurer

Amy M. Olmert
Secretary

Scott J. Liotta
Assistant Secretary


Investment Objective

An open-end mutual fund seeking to maximize total return through a combination of long-term growth of capital and current income by actively apportioning investments between diversified investments in U.S. equity securities and securities issued by the United States Treasury.

Investment Advisor

ISI Inc.
717 Fifth Avenue
New York, NY 10022
(800) 955-7175

Shareholder Servicing Agent

Investment Company Capital Corp.
P.O. Box 419426
Kansas City, MO 64141-6426

Distributor

ISI Group
717 Fifth Avenue
New York, NY 10022
(800) 955-7175

Investment Advisor's Report

     We are pleased to report on the progress of the fund during the first half of this fiscal year. Over this time frame, the total return is 5.36%. For the last year the return is 16.08% and since inception on September 16, 1997 the cumulative total return is 16.89%. These figures assume the reinvestment of dividends and exclude the impact of any sales charges. The equity and bond markets have been very volatile over the last year but equities have outperformed bonds: Wilshire 5000 Index +18.05%; Lehman Treasury Index +10.97%. Please see charts below.

                                  Wilshire 5000
                                11/30/97-11/30/98

 [In the printed version of the document, a line graph appears which depicts the following plot points:]



     DATE     PRICE         DATE     PRICE         DATE    PRICE

F                      F   11/13   10307.34   F   10/23   9750.47
T                      T   11/12   10262.82   T   10/22   9802.40
W                      W   11/11   10291.45   W   10/21   9720.20
T                      T   11/10   10352.17   T   10/20   9663.74
M   11/30   10650.20   M   11/ 9   10375.98   M   10/19   9622.85

F   11/27   10900.39   F   11/ 6   10455.22   F   10/16   9536.53
T   11/26              T   11/ 5   10377.74   T   10/15   9434.87
W   11/25   10836.96   W   11/ 4   10255.12   W   10/14   9060.46
T   11/24   10783.53   T   11/ 3   10173.34   T   10/13   8960.41
M   11/23   10831.26   M   11/ 2   10185.27   M   10/12   9013.34

F   11/20   10632.35   F   10/30   10032.19   F   10/ 9   8850.91
T   11/19   10547.20   T   10/29    9906.87   T   10/ 8   8620.80
W   11/18   10478.86   W   10/28    9751.02   W   10/ 7   8792.20
T   11/17   10415.39   T   10/27    9747.27   T   10/ 6   8951.50
M   11/16   10383.89   M   10/26    9784.17   M   10/ 5   9001.34




     DATE     PRICE         DATE     PRICE         DATE    PRICE

F   10/ 2   9167.94    F   9/11     9206.78   F   8/21     9996.83
T   10/ 1   9053.16    T   9/10     8963.74   T   8/20    10113.03
W    9/30   9346.81    W   9/ 9     9198.70   W   8/19    10182.52
T    9/29   9600.39    T   9/ 8     9354.26   T   8/18    10220.49
M    9/28   9603.94    M   9/ 7               M   8/17    10064.93

F    9/25   9575.98    F   9/ 4     8931.16   F   8/14     9913.77
T    9/24   9566.24    T   9/ 3     8993.54   T   8/13    10003.82
W    9/23   9767.23    W   9/ 2     9090.03   W   8/12    10088.31
T    9/22   9452.79    T   9/ 1     9090.01   T   8/11     9942.61
M    9/21   9381.67    M   8/31     8785.71   M   8/10    10102.59

F    9/18   9361.48    F   8/28     9418.02   F   8/ 7    10165.91
T    9/17   9323.13    T   8/27     9557.07   T   8/ 6    10112.68
W    9/16   9529.36    W   8/26     9948.06   W   8/ 5    10008.21
T    9/15   9453.67    T   8/25    10064.42   T   8/ 4     9971.55
M    9/14   9378.58    M   8/24    10035.48   M   8/ 3    10334.18




     DATE     PRICE         DATE     PRICE         DATE    PRICE

F   7/31    10420.26   F   7/10    10916.22   F   6/19    10325.86
T   7/30    10622.17   T   7/ 9    10879.93   T   6/18    10363.46
W   7/29    10469.44   W   7/ 8    10936.85   W   6/17    10386.99
T   7/28    10515.09   T   7/ 7    10839.08   T   6/16    10214.09
M   7/27    10670.28   M   7/ 6    10855.85   M   6/15    10105.45

F   7/24    10659.86   F   7/ 3               F   6/12    10316.19
T   7/23    10672.30   T   7/ 2    10764.72   T   6/11    10300.65
W   7/22    10883.25   W   7/ 1    10786.81   W   6/10    10454.89
T   7/21    10929.79   T   6/30    10663.62   T   6/ 9    10527.40
M   7/20    11091.27   M   6/29    10681.55   M   6/ 8    10501.06

F   7/17    11106.10   F   6/26    10617.67   F   6/ 5    10472.95
T   7/16    11086.69   T   6/25    10591.96   T   6/ 4    10325.22
W   7/15    11014.60   W   6/24    10620.96   W   6/ 3    10225.57
T   7/14    11024.40   T   6/23    10502.79   T   6/ 2    10300.76
M   7/13    10929.28   M   6/22    10365.39   M   6/ 1    10279.90



     DATE     PRICE         DATE     PRICE         DATE    PRICE

F   5/29    10314.17
T   5/28    10362.05
W   5/27    10304.06
T   5/26    10341.47




                           30-Year U.S. Treasury Yield
                                11/30/97-11/30/98


 [In the printed version of the document, a line graph appears which depicts the following plot points:]




     DATE    YIELD         DATE     YIELD         DATE    YIELD

F                      F   11/13    5.250     F   10/23   5.178
T                      T   11/12    5.249     T   10/22   5.137
W                      W   11/11    5.288     W   10/21   5.071
T                      T   11/10    5.289     T   10/20   5.069
M    11/30   5.063     M   11/ 9    5.289     M   10/19   4.983

F    11/27   5.159     F   11/ 6    5.387     F   10/16   4.978
T    11/26   5.186     T   11/ 5    5.355     T   10/15   4.967
W    11/25   5.187     W   11/ 4    5.325     W   10/14   5.031
T    11/24   5.217     T   11/ 3    5.215     T   10/13   5.089
M    11/23   5.252     M   11/ 2    5.244     M   10/12   5.117

F    11/20   5.218     F   10/30    5.157     F   10/ 9   5.115
T    11/19   5.243     T   10/29    5.078     T   10/ 8   4.999
W    11/18   5.249     W   10/28    5.120     W   10/ 7   4.860
T    11/17   5.294     T   10/27    5.089     T   10/ 6   4.735
M    11/16   5.288     M   10/26    5.107     M   10/ 5   4.716



     DATE    YIELD         DATE     YIELD         DATE    YIELD

F    10/ 2   4.840     F   9/11     5.229     F   8/21    5.433
T    10/ 1   4.882     T   9/10     5.204     T   8/20    5.513
W     9/30   4.978     W   9/ 9     5.262     W   8/19    5.556
T     9/29   5.094     T   9/ 8     5.363     T   8/18    5.556
M     9/28   5.141     M   9/ 7     5.284     M   8/17    5.546

F     9/25   5.109     F   9/ 4     5.288     F   8/14    5.540
T     9/24   5.164     T   9/ 3     5.303     T   8/13    5.650
W     9/23   5.168     W   9/ 2     5.333     W   8/12    5.609
T     9/22   5.152     T   9/ 1     5.341     T   8/11    5.602
M     9/21   5.125     M   8/31     5.267     M   8/10    5.624

F     9/18   5.147     F   8/28     5.338     F   8/ 7    5.631
T     9/17   5.179     T   8/27     5.344     T   8/ 6    5.671
W     9/16   5.221     W   8/26     5.417     W   8/ 5    5.671
T     9/15   5.260     T   8/25     5.428     T   8/ 4    5.631
M     9/14   5.230     M   8/24     5.471     M   8/ 3    5.659


F    7/31    5.713     F   7/10     5.625     F   6/19    5.669
T    7/30    5.722     T   7/ 9     5.605     T   6/18    5.700
W    7/29    5.769     W   7/ 8     5.626     W   6/17    5.747
T    7/28    5.740     T   7/ 7     5.603     T   6/16    5.649
M    7/27    5.708     M   7/ 6     5.572     M   6/15    5.574

F    7/24    5.686     F   7/ 3     5.599     F   6/12    5.662
T    7/23    5.657     T   7/ 2     5.600     T   6/11    5.654
W    7/22    5.681     W   7/ 1     5.629     W   6/10    5.702
T    7/21    5.663     T   6/30     5.627     T   6/ 9    5.788
M    7/20    5.713     M   6/29     5.642     M   6/ 8    5.779

F    7/17    5.746     F   6/26     5.632     F   6/ 5    5.787
T    7/16    5.727     T   6/25     5.655     T   6/ 4    5.817
W    7/15    5.705     W   6/24     5.658     W   6/ 3    5.781
T    7/14    5.717     T   6/23     5.643     T   6/ 2    5.790
M    7/13    5.693     M   6/22     5.669     M   6/ 1    5.777


     DATE    YIELD         DATE     YIELD         DATE    YIELD

F    5/29    5.802
T    5/28    5.825
W    5/27    5.846
T    5/26    5.835



     During the last year, the Fund generally carried a modest overweighting in equities. The Asset Mix at the end of the Fiscal year was 64% equity, 36% bond.

Equity Portfolio

     The goal of the Fund's equity portfolio is to provide broad exposure to the U.S. equity market as represented by the Wilshire 5000, the broadest measure of the U.S. equity market. Currently, the equity portfolio has 1,398 names. The portfolio is constructed to match the index as closely as is possible on the basis of capitalization and industry. The Fund's industry profile compared to the Wilshire 5000 Index is shown on the next page. The variance between the two is very small.

                          Industry Weighting Comparison
                                (As of 11/30/98)
                             Percent of Market Value

Industry                  Portfolio (%)     Index (%)
--------                  -------------     ---------
Aerospace                      1.4             1.4
Air Transportation             0.6             0.6
Apparel                        0.5             0.5
Banks                          7.3             7.4
Business Machines              8.5             8.4
Business Services              4.6             4.7
Chemicals                      2.0             2.1
Construction                   0.7             0.7
Consumer Durables              0.4             0.5
Containers                     0.2             0.2
Cosmetics                      2.0             2.0
Domestic Oil                   0.9             0.9
Drugs & Medicine              11.4            11.5
Electronics                    6.4             6.6
Energy & Utilities             3.8             3.7
Energy-- Raw Materials         0.9             0.9
Food & Agriculture             4.4             4.3
Gold                           0.1             0.1
Insurance                      4.0             3.9
International Oil              3.3             3.3
Liquor                         0.3             0.3
Media                          2.9             2.9
Miscellaneous                  0.0             0.0
Miscellaneous Finance          7.0             7.0
Motor Vehicles                 1.5             1.5
Non-durables & Entertainment   1.4             1.4
Non-Ferrous Metals             0.3             0.3
Optical & Photo                0.4             0.3
Paper & Forest Products        1.0             1.0
Producer Goods                 4.7             4.6
Real Property                  0.3             0.3
Retail                         6.0             6.0
RR & Shipping                  0.6             0.5
Steel                          0.2             0.2
Telephone                      7.0             7.0
Tires & Rubber                 0.2             0.2
Tobacco                        1.4             1.4
Travel & Recreation            1.2             1.2
Trucking & Freight             0.2             0.2
                             100.0           100.0

     Similarly, the market capitalization profile of the portfolio is close to that of the index. For example, the smallest 30% of all stocks in the market (7,272 stocks) carry a weighting of less than 1% of the index (only 0.28%). The Fund has a similar 0.26% of its equity portfolio in the smallest stocks. The largest 10 stocks have a large share of the overall market. (16.21% of the total capitalization). Here again, the equity portion of the Fund has a very similar structure. Please see below for a name by name comparison.

                                 Top 10 Holdings
                                (As of 11/30/98)

                      ISI Strategy Fund   Wilshire 5000
                      Equity Portfolio      % Market
Company                % Market Value         Value
-------               ----------------    -------------
Microsoft Corp.               2.6%            2.5%
General Electric Co.          2.5             2.5
Merck & Co., Inc.             1.6             1.6
Exxon Corp.                   1.5             1.5
Intel Corp.                   1.5             1.5
Coca-Cola Co.                 1.4             1.5
Wal Mart Stores, Inc.         1.4             1.4
IBM                           1.4             1.3
Pfizer Inc.                   1.2             1.2
Philip Morris Cos, Inc.       1.2             1.2
Subtotal                     16.3%           16.2%


Bond Portfolio

     The bond portfolio has two characteristics that helped performance over the last year. First, it invests only in Treasuries. During the last 12 months, Treasuries have outperformed other sectors. For example, the Lehman Treasury Index was up +10.97% while the Lehman Corporate Index was up +8.26%. Second, the Fund, because of ISI's positive outlook for bonds, had a long maturity orientation.

Investment Advisor's Report

(concluded)


     At the end of the fiscal year, the Fund's average maturity was 16.5 years including reserves. Over the last year, the Intermediate Treasury Index was up +9.10% while the Long Treasury Index was up a larger +15.67%.

ISI Economic and Market Outlook

Overview

     ISI expects the Federal Reserve to continue lowering short term rates. We expect the economy will slow and that the U.S. will enter a period of mild deflation in the first half of 1999. Corporate profits are likely to be under some pressure because of price competition and a tight labor market. We expect long term Treasury interest rates will trend lower and that stock prices are likely to trend higher.

                                 Forecast Table

                                  ISI Forecast
                                  ------------
                       98:1Q   98:2Q   98:3Q  98:4Q   99:1Q   99:2Q
                       -----   -----   -----  -----   -----   -----
  Nominal GDP           6.4%    2.7%    4.7%   3.0%    1.5%    1.5%
  GDP Deflator          1.1     0.9     0.8    0.0    -0.5    -0.5
  Real GDP              5.4     1.8     3.9    3.0     2.0     2.0
  30 Year Bond Yields*  5.9     5.6     5.0    5.1     4.7     4.6
  Fed Funds Rate*       5.5     5.5     5.2    4.7     4.5     4.2
  S&P 500 Operating
    EPS**               $46     $46     $44    $46     $44     $42

  *End of Quarter
 **S&P 500 EPS, seasonally adjusted, annual rate.

Sincerely,

/s/ R. Alan Medaugh
-------------------
R. Alan Medaugh
President

December 21, 1998


Economic Outlook

     A global economic slowdown with deflation is unfolding. On the economic side, ISI's strength vs. weakness economic diffusion index for the U.S. has hit a new low in mid-December. Growth in Europe is slowing. Latin America is entering a recession. Japan is still weak. The other Asian economies are recovering, but they aren't large enough to offset the weakness developing in other regions. On the deflation side, inflation in Europe is essentially zero, and mild deflation is likely in 1999. For example, France's CPI was up just 0.2% year over year in November. Mild deflation is also likely in the U.S. A big wave of Asian price cuts is headed our way. For example, Japan's Wholesale Price Index (WPI) is deflating at a -13.4% annual rate. Taiwan's WPI is deflating at a -13.6% rate. Singapore's export prices are down by -11.2%.

     Odds are now over 50% that U.S. wages have started to slow. The Federal Reserve reported in its December Beige Book that "wage pressures have subsided somewhat." The semiannual National Association of Purchasing Managers (NAPM) survey released in early December found that labor costs remain subdued. These two recent reports confirm the slowdown reported by the Bureau of Labor Statistics (BLS) in their November Employment report. The BLS showed average hourly earnings dropping from a 4.4% annual rate earlier this year to 3.7% in November. Corporate mergers and layoffs are a sign that companies are fighting a difficult pricing environment by cutting costs wherever possible. In this environment, U.S. corporate profits are likely to slow, but not decline precipitously, setting a cyclical low in mid-1999. ISI expects corporate profits for the S&P 500 companies to fall 5% between mid-1998 and mid-1999.

Economic Outlook (concluded)

Financial Crisis Environment

     Over the last 30 years there have been eight major financial crises. Please see chart below.


         [In the printed version of the document, a line graph appears which depicts the following plot points:]


      FED
     FUNDS
     RATE

Jan-68   4.60
Feb-68   4.72
Mar-68   5.05
Apr-68   5.76
May-68   6.12
Jun-68   6.07
Jul-68   6.02
Aug-68   6.03
Sep-68   5.78
Oct-68   5.92
Nov-68   5.81
Dec-68   6.02
Jan-69   6.30
Feb-69   6.64
Mar-69   6.79
Apr-69   7.41
May-69   8.67
Jun-69   8.90
Jul-69   8.61
Aug-69   9.19
Sep-69   9.15
Oct-69   8.00
Nov-69   8.85
Dec-69   8.97
Jan-70   8.98
Feb-70   8.98
Mar-70   7.76
Apr-70   8.10
May-70   7.94
Jun-70   7.60
Jul-70   7.21
Aug-70   6.61
Sep-70   6.29
Oct-70   6.20
Nov-70   5.60
Dec-70   4.90
Jan-71   4.14
Feb-71   3.72
Mar-71   3.71
Apr-71   4.15
May-71   4.63
Jun-71   4.91
Jul-71   5.31
Aug-71   5.57
Sep-71   5.55
Oct-71   5.20
Nov-71   4.91
Dec-71   4.14
Jan-72   3.50

      FED
     FUNDS
     RATE

Feb-72   3.29
Mar-72   3.83
Apr-72   4.17
May-72   4.27
Jun-72   4.46
Jul-72   4.55
Aug-72   4.80
Sep-72   4.87
Oct-72   5.04
Nov-72   5.06
Dec-72   5.33
Jan-73   5.94
Feb-73   6.58
Mar-73   7.09
Apr-73   7.12
May-73   7.84
Jun-73   8.49
Jul-73   10.40
Aug-73   10.50
Sep-73   10.78
Oct-73   10.01
Nov-73   10.03
Dec-73   9.95
Jan-74   9.65
Feb-74   8.97
Mar-74   8.35
Apr-74   10.51
May-74   11.31
Jun-74   11.93
Jul-74   12.92
Aug-74   12.01
Sep-74   11.34
Oct-74   10.06
Nov-74   9.45
Dec-74   8.53
Jan-75   7.13
Feb-75   6.24
Mar-75   5.54
Apr-75   5.49
May-75   5.22
Jun-75   5.55
Jul-75   6.10
Aug-75   6.14
Sep-75   6.24
Oct-75   5.82
Nov-75   5.22
Dec-75   5.20
Jan-76   4.87
Feb-76   4.77

      FED
     FUNDS
     RATE

Mar-76   4.84
Apr-76   4.82
May-76   5.29
Jun-76   5.48
Jul-76   5.31
Aug-76   5.29
Sep-76   5.25
Oct-76   5.03
Nov-76   4.95
Dec-76   4.65
Jan-77   4.61
Feb-77   4.68
Mar-77   4.69
Apr-77   4.73
May-77   5.35
Jun-77   5.39
Jul-77   5.42
Aug-77   5.90
Sep-77   6.14
Oct-77   6.47
Nov-77   6.51
Dec-77   6.56
Jan-78   6.70
Feb-78   6.78
Mar-78   6.79
Apr-78   6.89
May-78   7.36
Jun-78   7.60
Jul-78   7.81
Aug-78   8.04
Sep-78   8.45
Oct-78   8.96
Nov-78   9.76
Dec-78  10.03
Jan-79  10.07
Feb-79  10.06
Mar-79  10.09
Apr-79  10.01
May-79  10.24
Jun-79  10.29
Jul-79  10.47
Aug-79  10.94
Sep-79  11.43
Oct-79  13.77
Nov-79  13.18
Dec-79  13.78
Jan-80  13.82
Feb-80  14.13
Mar-80  17.19

      FED
     FUNDS
     RATE

Apr-80   17.61
May-80   10.98
Jun-80    9.47
Jul-80    9.03
Aug-80    9.61
Sep-80   10.87
Oct-80   12.81
Nov-80   15.85
Dec-80   18.90
Jan-81   19.08
Feb-81   15.93
Mar-81   14.70
Apr-81   15.72
May-81   18.52
Jun-81   19.10
Jul-81   19.04
Aug-81   17.82
Sep-81   15.87
Oct-81   15.08
Nov-81   13.31
Dec-81   12.37
Jan-82   13.22
Feb-82   14.78
Mar-82   14.68
Apr-82   14.94
May-82   14.45
Jun-82   14.15
Jul-82   12.59
Aug-82   10.12
Sep-82   10.31
Oct-82    9.71
Nov-82    9.20
Dec-82    8.95
Jan-83    8.68
Feb-83    8.51
Mar-83    8.77
Apr-83    8.80
May-83    8.63
Jun-83    8.98
Jul-83    9.37
Aug-83    9.56
Sep-83    9.45
Oct-83    9.48
Nov-83    9.34
Dec-83    9.47
Jan-84    9.56
Feb-84    9.59
Mar-84    9.91
Apr-84   10.28

      FED
     FUNDS
     RATE

May-84   10.32
Jun-84   11.06
Jul-84   11.23
Aug-84   11.64
Sep-84   11.30
Oct-84    9.99
Nov-84    9.43
Dec-84    8.38
Jan-85    8.35
Feb-85    8.50
Mar-85    8.58
Apr-85    8.27
May-85    7.97
Jun-85    7.53
Jul-85    7.88
Aug-85    7.90
Sep-85    7.92
Oct-85    7.99
Nov-85    8.05
Dec-85    8.27
Jan-86    8.14
Feb-86    7.86
Mar-86    7.49
Apr-86    8.99
May-86    6.85
Jun-86    6.92
Jul-86    6.56
Aug-86    6.17
Sep-86    5.89
Oct-86    5.85
Nov-86    6.04
Dec-86    6.91
Jan-87    6.43
Feb-87    6.10
Mar-87    6.13
Apr-87    6.37
May-87    6.85
Jun-87    6.73
Jul-87    6.58
Aug-87    6.73
Sep-87    7.22
Oct-87    7.29
Nov-87    6.68
Dec-87    6.77
Jan-88    6.83
Feb-88    6.58
Mar-88    6.58
Apr-88    6.87
May-88    7.09

      FED
     FUNDS
     RATE

Jun-88   7.51
Jul-88   7.75
Aug-88   8.01
Sep-88   8.19
Oct-88   8.30
Nov-88   8.35
Dec-88   8.76
Jan-89   9.12
Feb-89   9.38
Mar-89   9.85
Apr-89   9.84
May-89   9.81
Jun-89   9.53
Jul-89   9.24
Aug-89   8.99
Sep-89   9.02
Oct-89   8.84
Nov-89   8.55
Dec-89   8.45
Jan-90   8.23
Feb-90   8.24
Mar-90   8.28
Apr-90   8.26
May-90   8.18
Jun-90   8.29
Jul-90   8.15
Aug-90   8.13
Sep-90   8.20
Oct-90   8.11
Nov-90   7.81
Dec-90   7.31
Jan-91   6.91
Feb-91   6.25
Mar-91   6.12
Apr-91   5.91
May-91   5.78
Jun-91   5.90
Jul-91   5.82
Aug-91   5.66
Sep-91   5.45
Oct-91   5.21
Nov-91   4.81
Dec-91   4.43
Jan-92   4.03
Feb-92   4.06
Mar-92   3.98
Apr-92   3.73
May-92   3.82
Jun-92   3.76

      FED
     FUNDS
     RATE

Jul-92   3.25
Aug-92   3.30
Sep-92   3.22
Oct-92   3.10
Nov-92   3.09
Dec-92   2.92
Jan-93   3.02
Feb-93   3.03
Mar-93   3.07
Apr-93   2.96
May-93   3.00
Jun-93   3.04
Jul-93   3.08
Aug-93   3.03
Sep-93   3.09
Oct-93   2.99
Nov-93   3.02
Dec-93   2.96
Jan-94   3.05
Feb-94   3.25
Mar-94   3.34
Apr-94   3.56
May-94   4.01
Jun-94   4.25
Jul-94   4.26
Aug-94   4.47
Sep-94   4.73
Oct-94   4.76
Nov-94   5.29
Dec-94   5.45
Jan-95   5.53
Feb-95   5.92
Mar-95   5.98
Apr-95   6.05
May-95   6.01
Jun-95   6.00
Jul-95   5.85
Aug-95   5.74
Sep-95   5.80
Oct-95   5.76
Nov-95   5.80
Dec-95   5.60
Jan-96   5.56
Feb-96   5.22
Mar-96   5.31
Apr-96   5.22
May-96   5.24
Jun-96   5.27
Jul-96   5.40

      FED
     FUNDS
     RATE


Aug-96    5.22
Sep-96    5.30
Oct-96    5.24
Nov-96    5.31
Dec-96    5.29
Jan-97    5.25
Feb-97    5.18
Mar-97    5.39
Apr-97    5.51
May-97    5.50
Jun-97    5.56
Jul-97    5.52
Aug-97    5.54
Sep-97    5.54
Oct-97    5.50
Nov-97    5.52
Dec-97    5.50
Jan-98    5.50
Feb-98    5.50
Mar-98    5.50
Apr-98    5.50
May-98    5.50
Jun-98    5.50
Jul-98    5.50
Aug-98    5.50
Sep-98    5.25
Oct-98    5.00
Nov-98    4.75
Dec-98    4.75



     Each of the first seven financial crises were accompanied by U.S. Federal Reserve easing. The latest one, Asia, has seen easing only after the passage of about a year. The financial market dynamics that occur when interest rate cutting starts is especially beneficial to the bond and stock markets. The process begins with slower economic growth, lower inflation and lower short term rates. The excess money and credit resulting from an easier Federal Reserve flows into the markets because the real economy does not require the added liquidity. Lower bond rates and higher stock prices are the normal products of an easier monetary stance caused by a financial crisis.


SEC Calculations

     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. The Securities and Exchange commission (SEC) requires that when we report such figures, we also include the fund's total return, according to a standardized formula, for various time periods through the end of the most recent calendar quarter. The SEC total return figures differ from those we reported because the time periods may be different and because the SEC calculation includes the impact of the Fund's currently effective 4.45% maximum sales charge.

                           AVERAGE ANNUAL TOTAL RETURN

                                    % Return with
  Periods ended 11/30/98:            Sales Charge
  -----------------------           -------------
  One Year                              10.91%
  -----------------------------------------------
  Since Inception (9/16/97)              9.60%
  -----------------------------------------------


     These total returns correspond to those experienced by individual shareholders only if their shares were purchased on the first day of each time period and the maximum sales charge was paid.

     Any performance figures shown are for the full period indicated. Since investment return and principal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed. Past performance is not an indicator of future results.

ISI Strategy Fund, Inc.

Statement of Net Assets                                       November 30, 1998
(Unaudited)

                                                                         Market
                                                             Shares       Value
                                                             ------      ------
Common Stock -- 64.1%
Aerospace -- 0.9%
Boeing Co.                                                  1,200       $ 48,750
Coltec Industries*                                            200          3,862
General Dynamics Corp.                                        200         11,612
Goodrich (B.F.) Co.                                           210          7,967
Gulfstream Aerospace Corp.*                                   100          5,137
Litton Industries, Inc.                                       100          6,119
Lockheed Martin                                               200         20,750
Northrop Grumman Corp.                                        100          8,125
OEA, Inc.*                                                    200          2,612
Raytheon Co.                                                  400         22,150
Rockwell International Corp.                                  200          9,787
Sundstrand Corporation                                        100          5,400
Textron, Inc.                                                 200         15,537
TRW, Inc.                                                     100          5,506
United Technologies Corp.                                     300         32,156
                                                                        --------
                                                                         205,470
                                                                        --------
Air Transport -- 0.4%
AAR Corp.                                                     200          5,050
Airborne Freight Corp.                                        100          2,669
Alaska Air Group, Inc.                                        100          3,744
AMR Corp.                                                     200         13,187
ASA Holdings                                                  100          3,394
Comair Corp.                                                  100          3,062
Continental Airlines, Inc.*                                   100          3,531
Delta Air Lines, Inc.                                         200         10,737
FDX Corporation*                                              200         12,975
Galileo International, Inc.                                   200          8,000
Northwest Airlines Corp. - Class A*                           100          2,506
PS Group Holdings, Inc.                                       100          1,113
Skywest, Inc.*                                                200          5,412
U S Air Group, Inc.                                           100          5,200
UAL Corp.                                                     100          6,369
                                                                        --------
                                                                          86,949
                                                                        --------
Apparel -- 0.3%
Abercrombie & Fitch Co. - Class A*                            102          5,712
Burlington Industries, Inc.*                                  300          3,131
Fruit of the Loom, Inc.*                                      100          1,475
Jo-Ann Stores Inc. - Class A*                                 300          4,725
Jones Apparel Group, Inc.*                                    200          4,637
Kellwood Co.                                                  100          2,700
Liz Claiborne, Inc.                                           100          3,387
Mays (J.W.), Inc.*                                            100            706
Nautica Enterprises*                                          100          1,969




                                                                         Market
                                                             Shares       Value
                                                             ------      ------

Apparel -- continued
Nike, Inc.                                                    400      $  16,000
Reebok International Ltd.                                     200          3,187
S&K Famous Brands, Inc.*                                      100            987
Springs Industries, Inc. - Class A                            100          3,894
Unifi, Inc.                                                   100          1,925
VF Corp.                                                      100          4,906
Warnaco Group, Inc.                                           100          2,475
WestPoint Stevens, Inc.*                                      100          3,000
Wolverine World Wide, Inc.                                    200          2,725
                                                                         -------
                                                                          67,541
                                                                         -------
Banks -- 4.8%
Amsouth Bancorp                                               150          6,338
Arrow Financial Corp.                                         200          5,225
Associated Banc-Corp                                          100          3,412
Bank of New York Co., Inc.                                    900         30,825
Bank One Corp.                                              1,436         73,685
Bankamerica Corporation                                     2,123        138,393
BankBoston Corp.                                              400         16,650
Bankers Trust New York Corp.                                  100          8,700
BB&T Corp.                                                    300         11,081
Carolina First Corp.                                          100          2,494
CCB Financial Corp.                                           200         10,850
Centura Banks, Inc.                                           100          6,800
Chase Manhattan Corp.                                       1,100         69,781
City National Corp.                                           100          3,737
CNB Bancshares, Inc.                                          205          8,892
Comerica, Inc.                                                150          9,675
Commerce Bancorp, Inc.                                          6            286
Commerce Bancshares, Inc.                                     100          4,437
Community Banks, Inc.                                         150          3,581
Compass Bancshares, Inc.                                      100          3,725
Crestar Financial Corp.                                       100          6,637
Fifth Third Bancorp                                           300         19,912
First American Corp. (Tenn.)                                  100          4,331
First Financial Bancorp                                       200          6,712
First Security Corp.                                          200          4,025
First Tennessee National Corp.                                200          6,700
First Union Corp.                                           1,182         71,806
First Virginia Bankshares                                     100          4,487
Firstar Corporation New Wisconsin                             328         24,026
Firstmerit Corporation                                        100          2,625
Fleet Financial Group, Inc.                                   600         25,012
Franchise Finance Corp.                                       100          2,456
Fulton Financial Corp.                                        100          2,200
GBC Bancorp                                                   200          4,975

ISI Strategy Fund, Inc.

Statement of Net Assets (continued)                           November 30, 1998
(Unaudited)

                                                                         Market
                                                             Shares       Value
                                                             ------      ------

Common Stock -- continued
Banks -- continued
GreenPoint Financial Corp.                                    100     $    3,806
Hallmark Capital Corp.*                                       200          2,575
Hibernia Corp.                                                200          3,375
Huntington Bancshares, Inc.                                   210          6,221
Irwin Financial Corp.                                         100          2,862
KeyCorp                                                       500         15,344
Keystone Financial, Inc.                                      100          3,237
Little Falls Bancorp, Inc.                                    200          3,600
Marshall & Ilsley Corp.                                       100          5,094
Matewan Bancshares                                            100          2,500
Mellon Bank Corp.                                             300         18,881
Mercantile Bancorp                                            200          8,812
Mercantile Bankshare                                          100          3,512
Merchants New York Bancorp, Inc.                              200          7,125
Morgan, (J.P.) & Co., Inc.                                    200         21,375
National Bancorp Alaska, Inc.                                 300          9,300
National City Bankshares, Inc.                                220          8,379
National City Corp.                                           420         28,245
National Community Bancorp*                                   100          1,812
Niagara Bancorp, Inc.                                         400          4,300
North Fork Bancorporation, Inc.                               150          3,159
Northern Trust Corp.                                          100          8,075
Old Kent Financial Corp.                                      105          4,515
Pacific Century Financial Corp.                               200          4,275
Peoples Bank of Bridgeport*                                   100          2,962
Peoples Heritage Financial Group, Inc.                        200          4,100
PNC Bank Corp.                                                400         20,625
Popular, Inc.                                                 200          5,950
Provident Bankshares Corp.                                    105          2,822
Provident Financial Group                                     200          8,100
Queens County Bancorp                                         100          3,000
Regions Financial Corp.                                       300         11,625
Republic New York Corp.                                       200          9,350
Southtrust Corp.                                              150          5,512
Southwest Bancorp of Texas, Inc. *                            200          3,600
State Street Corp.                                            200         13,725
Statefed Financial Corp.                                      100          1,062
Summit Bancorp                                                200          8,362
Suntrust Banks, Inc.                                          300         20,944
Synovus Financial Corp.                                       350          7,722
Tompkins County Trustco, Inc.                                 200          6,500
Trustmark Corp.                                               100          2,069
U.S. Bancorp, Inc. - PA                                       200          3,937
U.S.Bancorp                                                   900         33,131
Union Planters Corp.                                          200          9,525
Unionbancal Corp.                                             100          9,944
UST Corp.                                                     100          2,475



                                                                         Market
                                                             Shares       Value
                                                             ------      ------


Banks -- continued
Valley National Bancorp                                       320     $    9,280
Wachovia Corp.                                                200         17,462
Wells Fargo Company                                         2,000         72,000
Western Bancorp                                                42          1,370
Wilmington Trust Corp.                                        100          5,800
Zions Bancorp                                                 100          5,050
                                                                      ----------
                                                                       1,092,854
                                                                      ----------
Business Machines -- 5.5%
3Com Corp. *                                                  500         19,344
Adaptec, Inc.*                                                200          3,250
Adobe Systems, Inc.                                           100          4,475
Autodesk, Inc.                                                100          3,637
BMC Software, Inc.*                                           300         15,319
Cabletron Systems, Inc.*                                      200          2,800
Centigram Communications Corp.*                               400          3,050
Ceridian Corp.                                                100          6,506
Cirrus Logic*                                                 100          1,231
Cisco Systems, Inc.*                                        1,875        141,328
Compaq Computer Corp.                                       2,189         71,142
Compuware Corp.*                                              200         12,450
Comverse Technology*                                          100          5,750
Concord EFS, Inc. *                                           150          4,772
Data Dimensions, Inc.*                                        200          2,550
Davox Corp. *                                                 100            712
Dell Computer Corp.*                                        1,600         97,300
Diebold, Inc.                                                 100          3,437
Gateway 2000, Inc.*                                           200         11,225
Honeywell, Inc.                                               200         15,987
Ikon Office Solutions, Inc.                                   100            975
Input/Output, Inc.*                                           100            819
International Business Machines Corp.                       1,200        198,000
Iomega Corp.*                                                 300          2,269
Learning Co., Inc.*                                           100          2,906
Lexmark International Group, Inc. - Class A*                  100          7,637
Microage, Inc.*                                               200          3,500
Microchip Technology, Inc.*                                   100          3,481
Micromuse, Inc.*                                              100          2,281
Micron Electronics, Inc.*                                     200          4,550
Microsoft Corporation*                                      3,100        378,200
NCR Corp.*                                                    100          3,725
Network Appliance Corp.*                                      100          7,512
Novellus Systems, Inc.*                                       100          4,962
Oracle Systems Corp.*                                       1,400         47,950
Pitney Bowes, Inc.                                            300         16,800
Platinum Technology, Inc.*                                    157          2,777

                                                             November 30, 1998
                                                                         Market
                                                             Shares       Value
                                                             ------      ------

ISI Strategy Fund, Inc.

Statement of Net Assets (continued)
(Unaudited)

Common Stock -- continued
Business Machines -- continued
Rainbow Technologies, Inc.*                                   200     $    3,100
Seagate Technology, Inc.*                                     300          8,850
Sigma Designs, Inc.*                                          900          2,756
Sterling Commerce, Inc.*                                      100          3,625
Sterling Software, Inc.                                       100          2,575
Storage Technology Corp.*                                     200          7,000
Sun Microsystems, Inc.*                                       500         37,031
Sybase, Inc.*                                                 100            725
Tech Data Corp.*                                              200          8,050
Teleglobe, Inc.                                               177          4,812
Telxon Corp.                                                  100          2,700
Total System Services, Inc.                                   450          9,787
Vitech America, Inc. *                                        100          1,737
Wang Labs, Inc.*                                              100          2,550
Xerox Corp.                                                   400         43,000
                                                                      ----------
                                                                       1,252,907
                                                                      ----------
Business Services -- 3.0%
ABR Information Services, Inc.*                               100          1,700
ACNielsen Corp.*                                              100          2,756
Affiliated Computer Services, Inc. - Class A*                 200          7,662
Allied Waste Industries, Inc.*                                200          4,075
America Online                                                600         52,537
American Management Systems, Inc.*                            100          2,950
Answerthink Consulting Group*                                 100          1,938
Apollo Group, Inc. - Class A*                                 100          3,225
Aspen Technology, Inc.*                                       100          1,406
At Home Corp. - Series A*                                     100          5,825
Automatic Data Processing, Inc.                               400         30,800
Aztec Manufacturing Co.*                                      100            994
BEA Systems, Inc.*                                            200          2,400
Block, H&R, Inc.                                              200          8,987
Browning-Ferris Industries, Inc.                              200          5,900
Cambridge Technology Partners*                                100          2,087
Caribiner International, Inc.*                                100            931
CDI Corp.*                                                    100          2,681
CDW Computer Centers*                                         100          8,100
Checkfree Holdings Corp.*                                     300          4,875
Cintas Corp.                                                  100          5,500
Citrix Systems, Inc.*                                         150         12,450
Comarco, Inc.                                                 100          2,300
Computer Associates International, Inc.                       650         28,762
Computer Sciences Corp.*                                      200         11,425
Corrections Corp. of America*                                 200          4,100
Credit Acceptance Corp.*                                      100            663
Cytec Industries, Inc. *                                      200          4,512

                                                                         Market
                                                             Shares       Value
                                                             ------      ------
Business Services -- continued
Deluxe Corp.                                                  100     $    3,475
DeVRY, Inc. *                                                 200          5,275
DST Systems*                                                  200         10,825
Dun & Bradstreet                                              200          6,037
Ecolab, Inc.                                                  100          3,094
Equifax, Inc.                                                 200          8,300
Excite, Inc.*                                                 200          9,787
First Data Corp.                                              500         13,344
Fiserv, Inc.*                                                 150          6,628
Fore Systems, Inc.*                                           100          1,512
Forrester Research, Inc.*                                     100          3,162
Great Plains Software, Inc.*                                  100          3,925
HBO & Co.                                                     600         14,962
Hudson General Corp.                                          100          5,775
I2 Technologies, Inc.*                                        200          4,950
IDX Systems Corp.*                                            100          4,106
IMS Health                                                    200         13,275
Information Resources, Inc.*                                  100            838
Integrated Circuit Systems, Inc.*                             200          2,875
Interpublic Group of Cos., Inc.                               200         13,750
Intuit *                                                      200         11,575
J. D. Edwards & Co.*                                          100          3,475
Jacobs Engineering Group, Inc.                                100          3,769
Keane, Inc.                                                   100          2,875
Labor Ready, Inc.*                                            150          3,272
Lanvision Systems, Inc.*                                      100            100
Lason Holdings, Inc.*                                         100          6,138
Level 8 Systems, Inc.*                                        100            712
LHS Group, Inc.                                               200          9,487
Manpower, Inc.                                                100          2,225
Media Arts Group, Inc.*                                       300          4,387
MemberWorks, Inc.*                                            100          2,437
Mentor Corp. MN                                               200          3,700
Metamor Worldwide, Inc.*                                      100          2,369
Modis Professional Services*                                  200          2,387
Morrison Health Care, Inc.                                    100          1,825
National Service Industries, Inc.                             200          7,725
Network Associates, Inc.*                                     150          7,631
New Era of Networks*                                          100          7,400
NFO Worldwide, Inc.*                                          100          1,262
Nielsen Media Research                                        265          3,975
Nova Corp. (Georgia) *                                        100          3,181
Offshore Logistics, Inc.                                      100          1,244
Olsten Corp.                                                  100            750
Omnicom Group, Inc.                                           200         10,687
Online System Services, Inc.*                                 100          1,237
Open Market, Inc. *                                           100          1,725

ISI Strategy Fund, Inc.
Statement of Net Assets (continued)                           November 30, 1998
(Unaudited)

                                                                         Market
                                                             Shares       Value
                                                             ------      ------

Common Stock -- continued
Business Services -- continued
Parametric Technology Corp.*                                  300       $  5,100
Paychex, Inc.                                                 150          7,462
Peoplesoft, Inc.*                                             300          6,169
Peregrine Systems, Inc.*                                      100          3,694
Policy Management Systems*                                    100          5,112
Pre-Paid Legal Services, Inc.*                                100          2,600
Preview Travel, Inc.*                                         100          1,900
Programmers Paradise, Inc.*                                   500          5,406
Project Software & Development, Inc.*                         200          6,025
Protection One, Inc. *                                        300          2,887
Protein Design Labs, Inc.*                                    200          4,400
PSW Technologies, Inc.*                                       100            300
R.H. Donnelley                                                220          3,286
Republic Industries, Inc. *                                   600         10,200
Reynolds & Reynolds                                           200          4,225
Robert Half International, Inc.                               100          4,700
Rural/Metro Corp. *                                           300          3,075
Siebel Systems, Inc. *                                        100          2,425
SS&C Technologies, Inc.*                                      600          6,975
Stratasys, Inc.                                               400          2,300
Sungard Data Systems, Inc.*                                   100          3,200
Symantec Corp.*                                               100          2,000
Synopsys, Inc.*                                               100          4,737
Syntel, Inc.*                                                  50            675
Tetra Technologies, Inc.*                                     100          1,262
The Servicemaster Company                                     400          8,600
Tier Technologies, Inc.*                                      200          2,750
True North Communications, Inc.                               100          2,812
Tyco International Ltd.                                        76          5,002
Unisource Worldwide, Inc.                                     100            787
USWEB Corporation*                                            200          4,550
Verisign, Inc.*                                               100          4,013
VERITAS Software Corp.*                                       200         11,950
Viad Corp.                                                    100          2,331
Visio Corp.*                                                  100          3,537
Vitesse Semiconductor, Inc. *                                 100          3,562
Walker Interactive Systems, Inc.*                             100            800
Waste Management, Inc.                                        689         29,541
Yahoo!*                                                       200         38,400
Young & Rubicam*                                              100          2,987
                                                                        --------
                                                                         686,723
                                                                        --------
Chemicals -- 1.3%
Air Products & Chemicals, Inc.                                300         11,437
Airgas, Inc. *                                                200          2,025
Albemarle Corp.                                               100          1,862

                                                                         Market
                                                             Shares       Value
                                                             ------      ------

Chemicals -- continued
Amcol International Corp.                                     550       $  5,844
Cabot Corp.                                                   100          3,012
Crompton & Knowles Corp.                                      100          1,937
Dow Chemical Co.                                              300         29,212
Dupont, (E.I.) de Nemours & Co.                             1,400         82,250
Eastman Chemical Co.                                          100          5,794
Ferro Corp.                                                   100          2,794
Hercules, Inc.                                                100          3,287
International Specialty Products*                             200          2,625
JLM Industries, Inc.*                                         100            563
Lubrizol Corp.                                                100          2,713
Lyondell Petrochemical Co.                                    100          1,863
Millennium Chemicals, Inc.                                    100          2,387
Minnesota Mining & Manufacturing Co.                          500         40,156
Monsanto Co.                                                  700         31,719
Morton Intl., Inc. New                                        100          2,944
Olin Corporation                                              100          3,056
Oxigene, Inc.*                                                300          2,662
PPG Industries, Inc.                                          300         18,356
Praxair, Inc.                                                 200          7,637
Rohm & Haas Co.                                               300         10,481
RPM, Inc. (Ohio)                                              200          3,275
Sigma Aldrich Corp.                                           200          6,425
Solutia, Inc.*                                                100          2,237
Twinlab Corp.*                                                100          1,662
Union Carbide Corp. Hldg Co.                                  100          4,475
W.R. Grace & Co.*                                             200          3,300
Witco Corp.                                                   100          1,906
                                                                        --------
                                                                         299,896
                                                                        --------
Construction -- 0.4%
Alyn Corp.*                                                   100            475
Apogee Enterprises, Inc.                                      100          1,237
Centex Corp.                                                  100          3,569
Clayton Homes, Inc.                                           100          1,550
Crane Co.                                                     150          4,847
Fluor Corporation                                             100          4,281
Integrated Electrical Services*                               100          1,913
Interface, Inc. - Class A                                     200          2,500
Johns Manville Corp.                                          200          2,887
Justin Industries, Inc.                                       200          2,575
Lafarge Corp.                                                 100          3,706
Lawson Products, Inc.                                         100          2,300
Martin Marietta Materials, Inc.                               100          4,850
Masco Corp.                                                   400         11,550
Morrison Knudsen Corp.*                                       200          1,925

                                                             November 30, 1998
                                                                         Market
                                                             Shares       Value
                                                             ------      ------

ISI Strategy Fund, Inc.
Statement of Net Assets (continued)
(Unaudited)


Common Stock -- continued
Construction -- continued
Omniquip Intl                                                 200       $  2,694
Owens Corning                                                 100          3,731
Palm Harbor Homes, Inc.*                                      125          3,234
Puerto Rican Cement Co., Inc.                                 100          3,700
Republic Group, Inc.                                          100          1,719
Sherwin Williams Co.                                          200          5,675
Southdown, Inc.*                                               88          5,126
Stanley Works                                                 100          3,056
Toll Brothers, Inc.*                                          200          4,862
United Mobile Homes, Inc.                                     100            987
USG Corp.                                                     200          9,887
Walter Industries, Inc.*                                      200          2,862
West Teleservices*                                            200          2,225
                                                                        --------
                                                                          99,923
                                                                        --------
Consumer Durables -- 0.3%
Bassett Furniture Industries, Inc.                            200          5,050
Black & Decker Corp.                                          100          5,419
Craig Corp.                                                   100            869
Harman International Industries, Inc.                         100          4,269
Hillenbrand Industries, Inc.                                  100          5,681
Kimball International, Inc. - Class B                         200          3,850
Ladd Furniture, Inc.                                          200          3,500
Leggett & Platt, Inc.                                         200          4,537
Linens 'N Things, Inc.*                                       100          3,062
Maytag Corp.                                                  100          5,413
Mohawk Industries, Inc.*                                      100          3,731
Newell Co.                                                    200          8,850
RF Monolithics, Inc.*                                         100          1,062
Shaw Industries, Inc.                                         200          4,050
Sunbeam Oster Corp.                                           100            612
Whirlpool Corp.                                               100          5,600
Windmere Corp.                                                300          1,837
                                                                        --------
                                                                          67,392
                                                                        --------
Containers -- 0.1%
Bemis Co., Inc.                                               100          3,781
BWAY Corp.*                                                   100          1,631
Crown Cork & Seal Co., Inc.*                                  200          6,750
Owens-Illinois, Inc.*                                         300          9,637
Sealed Air Corp. - New                                         53          2,339
Sonoco Products                                               100          2,994
US Can Corp.*                                                 100          1,756
                                                                        --------
                                                                          28,888
                                                                        --------

                                                                         Market
                                                             Shares       Value
                                                             ------      ------

Cosmetics -- 1.3%
Alberto-Culver Co. - Class B                                  100       $  2,562
Avon Products, Inc.                                           200          8,125
Bush Boake Allen, Inc.*                                       200          6,825
Clorox Company                                                100         11,106
Colgate-Palmolive Co.                                         300         25,687
Dial Corp.                                                    200          5,250
Estee Lauder Co. - Class A                                    100          7,506
French Fragrances, Inc.*                                      400          2,600
Gillette Co.                                                1,400         64,312
International Flavors & Fragrances, Inc.                      100          4,187
Nu Skin Asia Pacific, Inc.*                                   200          4,787
Procter & Gamble Co.                                        1,700        148,962
Thermolase Corp.*                                             400          2,050
                                                                        --------
                                                                         293,959
                                                                        --------
Domestic Oil -- 0.6%
Amerada Hess Corp.                                            100          5,550
Ashland                                                       100          4,863
Atlantic Richfield Co.                                        400         26,600
Benton Oil & Gas Co.*                                         100            375
Callon Petroleum Co.*                                         100          1,281
Costilla Energy, Inc.*                                        400          2,350
Cross Timbers Oil Co.                                         100          1,138
Diamond Offshore Drilling, Inc.                               200          4,475
Global Industries, Ltd.*                                      200          1,138
Holly Corp.                                                   100          1,625
Magellan Petroleum Corporation*                               200            275
Midcoast Energy Resources, Inc.                                10            208
Murphy Oil Corp.                                              100          3,988
Newfield Exploration Co.*                                     100          1,950
Ocean Energy, Inc.*                                           200          1,625
Oryx Energy Co.                                               200          2,763
Pennzoil Co.                                                  100          3,713
Phillips Petroleum Co.                                        300         12,600
Pioneer Natural Resouces Co.*                                 100          1,325
Pool Energy Service Co.*                                      100          1,125
Pride International, Inc.*                                    300          2,269
R&B Falcon Corp.*                                             200          1,838
Santa Fe Energy Resources, Inc.                               100            769
Seven Seas Petroleum, Inc.*                                   200          1,600
St. Mary Land & Exploration Co.                               100          1,900
Sunoco, Inc.                                                  100          3,387
Teppco Partners, L.P.                                         200          5,288
Tosco Corp.                                                   200          5,225
Transmontaigne Oil Co.*                                       100          1,500
Transocean Offshore, Inc.                                     100          2,469

ISI Strategy Fund, Inc.
Statement of Net Assets (continued)
(Unaudited)
                                                             November 30, 1998
                                                                         Market
                                                             Shares       Value
                                                             ------      ------

Common Stock -- continued
Oil - Domestic -- continued
Tuboscope Vetco International Corp.*                         200        $  1,663
Union Pacific Resources Group, Inc.                          300           3,356
Unocal Corp.                                                 300          10,163
Unova, Inc.*                                                 100           1,694
USX Marathon Group                                           400          11,350
                                                                        --------
                                                                         133,438
                                                                        --------
Drugs and Medicine -- 7.3%
Abbott Laboratories                                        1,900          91,200
Aetna, Inc.                                                  200          15,462
Allegiance Corp.                                             200           8,062
Allergan, Inc.                                               100           6,088
ALZA Corp.*                                                  100           5,225
American Home Products Corp.                               1,600          85,200
Amerisource Health Corp. - Class A *                         100           6,400
Amgen, Inc.*                                                 300          22,575
Arrow International, Inc.                                    100           2,850
Arterial Vascular Engineering, Inc.*                         100           4,887
Ballard Medical Products*                                    100           2,175
Bard, C.R., Inc.                                             100           4,581
Barr Laboratories, Inc.*                                     100           4,225
Bausch & Lomb, Inc.                                          100           5,550
Baxter International, Inc.                                   400          25,425
Beckman Coulter                                              100           4,825
Becton, Dickinson & Co.                                      300          12,750
Bergen Brunswig Corp.                                        200          12,450
Beverly Enterprises, Inc.*                                   100             575
Biogen, Inc.*                                                100           7,588
Biomet, Inc.*                                                100           3,825
Boston Scientific Corp.*                                     200           9,900
Bristol-Myers Squibb Co.                                   1,200         147,075
Cardinal Health, Inc.                                        300          20,587
Carematrix, Inc.*                                            200           5,600
Carter-Wallace, Inc.                                         300           5,325
Centocor, Inc.*                                              100           4,050
Chiron Corp.*                                                200           4,525
Columbia/HCA Healthcare                                      800          19,700
Coulter Pharmaceutical, Inc.*                                200           5,675
Covance, Inc. *                                              100           2,500
D & K Healthcare Resources*                                  100           1,975
Dentsply International*                                      100           2,688
Eli Lilly & Co.                                            1,400         125,562
First Health Group Corp.*                                    400           6,375
Forest Laboratories, Inc.*                                   100           4,663
Foundation Health Systems, Inc. *                            200           2,762
Geltex Pharmaceuticals, Inc. *                               100           2,387

                                                                         Market
                                                             Shares       Value
                                                             ------      ------

Drugs and Medicine -- continued
Genetech, Inc.*                                              200        $ 14,012
Genzyme Corp.*                                               100           4,206
Genzyme-Molecular Oncology*                                   10              35
Guidant Corp.                                                200          17,162
HCR Manor Care *                                             200           6,350
Health Management Associates, Inc.*                          350           7,591
Healthsouth Corp.*                                           500           6,719
Herbalife International, Inc. - Class A                      200           2,362
Humana, Inc.                                                 200           3,962
ICN Pharmaceuticals, Inc.                                    200           5,050
Impath, Inc. *                                               100           3,831
Inhale Therapeutic Systems*                                  100           3,237
Invacare Corp.                                               100           2,394
Ivax Corporation                                             100             950
Johnson & Johnson                                          1,700         138,125
K-V Pharmaceutical Co. - Class A*                            100           2,125
Linc.are Holdings, Inc.                                      100           3,450
Mallinc.krodt Group, Inc.                                    100           3,231
McKesson Corp.                                               100           7,119
Medtronic, Inc.                                              600          40,612
Merck & Co., Inc.                                          1,500         232,312
Mylan Laboratories                                           200           6,637
NBTY, Inc. *                                                 200           1,225
North American Vaccine, Inc.*                                200           1,925
Oakley Incorporated*                                         200           1,950
Omnicare, Inc.                                               100           2,863
Oxford Health Plan*                                          100           1,106
Pacificare Health Systems, Inc. *                            100           7,531
Parexel International Corp.*                                 100           2,606
Penwest Pharmaceuticals Co.*                                 150           1,275
Perrigo*                                                     100             838
Pfizer, Inc.                                               1,600         178,600
PSS World Medical, Inc.*                                     200           4,150
Quintiles Transnational Corp.*                               100           4,987
Quorum Health Group, Inc.*                                   100           1,663
Sangstat Medical Corp.*                                      100           2,400
Schein (Henry), Inc.*                                        100           3,550
Schering-Plough Corp.                                        900          95,737
Scios, Inc.*                                                 100             756
Sola International, Inc.*                                    200           3,175
Specialty Care Network, Inc.*                                100             169
St. Jude Medical, Inc.                                       100           2,906
Sterigenics Intl, Inc.*                                      200           5,050
STERIS Corp.*                                                100           2,681
Stryker Corp.                                                100           4,225
Sun Healthcare Group, Inc.*                                  300           1,575
Sunrise Assisted Living, Inc.*                               100           4,312

                                                             November 30, 1998
                                                                         Market
                                                             Shares       Value
                                                             ------      ------

ISI Strategy Fund, Inc.
Statement of Net Assets (continued)
(Unaudited)

Common Stock -- continued
Drugs and Medicine -- continued
Sybron International Corporation*                            200      $    4,975
Tenet Healthcare*                                            400          11,825
Total Renal Care Hldgs.*                                     200           5,312
United Healthcare Corp.                                      200           9,025
Urocor, Inc.*                                                100             550
Ventas, Inc.*                                                300           3,600
Warner Lambert Co.                                         1,000          75,500
Watson Pharmaceuticals*                                      100           5,387
Wellpoint Health Networks, Inc.*                             100           8,206
Zonagen, Inc.*                                               200           3,850
                                                                      ----------
                                                                       1,680,224
                                                                      ----------
Electronics -- 4.1%
Acxiom Corp.*                                                100           2,363
ADC Telecommunications, Inc.*                                200           5,975
Advanced Fibre Communications*                               100             878
Advanced Micro Devices, Inc.*                                200           5,537
Allen Telecom, Inc.                                          100             694
Alliant Techsystems, Inc.*                                   100           7,619
Altera Corp.*                                                100           4,906
American Power Conversion Corp.*                             100           4,137
American Tower Corp.                                         200           4,625
AMP                                                          300          14,512
Analog Devices, Inc.*                                        200           4,087
Andrew Corp.*                                                200           3,200
Applied Materials, Inc.*                                     500          19,375
Arrow Electronics, Inc.                                      200           4,350
Ascend Communications, Inc.*                                 300          16,856
Atmel Corp. *                                                100           1,213
AVX Corporation                                              200           3,887
Barnett, Inc. *                                              100           1,250
Bell Industries, Inc.                                        100           1,044
Blonder Tongue Laboratories, Inc.*                           100             787
Cadence Design Systems, Inc.*                                300           8,437
Checkpoint System, Inc.*                                     200           2,687
CIENA Corp. *                                                200           3,400
Cypress Semiconductor Corp.*                                 100           1,019
Electro Scientific Industries, Inc.*                         100           2,994
Electronic Data Systems Corp.                                600          23,400
EMC Corp. *                                                  600          43,500
Energy Research Corp.*                                       100           1,325
Excel Technology, Inc.*                                      100           1,000
General Instrument Corporation*                              300           8,437
General Semiconductor, Inc.                                  700           7,087
Genrad, Inc.                                                 200           3,250
Gentex Corp.*                                                100           1,838

                                                                         Market
                                                             Shares       Value
                                                             ------      ------

Electronics -- continued
Geotel Communications Corp.*                                 200      $    5,500
Glenayre Technologies, Inc.*                                 600           3,712
Harris Corp.                                                 200           7,587
Hearst-Argyle Television*                                    100           2,631
Hewlett-Packard Co.                                        1,300          81,575
Innovex, Inc.                                                100           1,600
Intel Corp.                                                2,100         226,012
Itron, Inc. *                                                300           2,006
ITT Industries*                                              100           3,600
KLA Instruments Corp.*                                       100           3,406
Level One Communications, Inc.*                              100           3,094
Linear Technology Corp.                                      100           7,006
Loral Space and Communications Ltd.*                         400           7,350
LSI Logic Corp.*                                             200           3,100
Lucent Technologies, Inc.                                  1,600         137,700
Maxim Integrated Products, Inc.*                             200           7,850
Methode Electronics, Inc. - Class A                          200           2,725
Micron Technology, Inc.                                      300          12,394
MMC Networks, Inc. *                                         200           2,612
Molex, Inc.                                                  200           7,212
Motorola, Inc.                                               700          43,400
MRV Communications, Inc.*                                    200           1,312
National Semiconductor Corp.*                                200           2,875
Netscape Communications Corp.*                               100           3,700
Nextel Communications, Inc. - Class A*                       400           8,600
Omnipoint Corp.                                              100             887
Onix Systems, Inc.*                                          100             525
Perkin Elmer Corp.                                           100           9,325
Plantronics, Inc. *                                          100           6,575
Qualcomm, Inc.*                                              100           5,487
Rambus, Inc.                                                 100           8,856
Rational Software*                                           200           4,537
Reltec Corp.*                                                100           2,275
SCI Systems, Inc.*                                           100           4,862
Scientific-Atlanta, Inc.                                     100           1,938
Sensormatic Electronics Corp.                                100             812
Sequent Computer Systems, Inc.*                              100           1,275
Snyder Communications, Inc.                                  100           3,556
Solectron Corp.*                                             100           6,619
Speedfam International, Inc.*                                100           1,519
Symbol Technologies, Inc.*                                   100           4,875
Tellabs, Inc.*                                               200          10,812
Teradyne, Inc. *                                             100           3,206
Texas Instruments, Inc.                                      500          38,187
Thermo Electron Corp.*                                       200           3,375
Thermoquest Corporation*                                     100           1,019
Thomas & Betts Corp.                                         100           4,331

ISI Strategy Fund, Inc.
Statement of Net Assets (continued)                            November 30, 1998
(Unaudited)
                                                                         Market
                                                             Shares       Value
                                                             ------      ------

Common Stock -- continued
Electronics -- continued
Transaction Network Services, Inc.*                             100     $  2,412
United States Satellite Broadcasting Company, Inc.*             100          775
Vicor Corp.*                                                    100          888
Vishay Intertechnology, Inc.*                                   105        1,490
VLSI Technology, Inc.*                                          100        1,144
Watkins-Johnson Co.                                             100        1,825
Western Digital Corp.*                                          200        2,612
Western Wireless Corporation*                                   200        3,625
Xilinx, Inc.*                                                   100        5,075
Zenith Electronics Corp.                                        100           41
                                                                        --------
                                                                         948,968
                                                                        --------
Energy and Utilities -- 2.4%
AES Corp.                                                       200        9,150
AGL Resources, Inc.                                             200        4,312
Allegheny Energy, Inc.                                          200        6,750
Ameren Corp.*                                                   200        8,237
American Electric Power Co., Inc.                               200        9,275
American Water Works Co., Inc.                                  100        3,094
Artesian Resources Corp. - Class A                              100        2,350
Atrion Corp.                                                    300        2,588
Baltimore Gas & Electric Co.                                    200        6,137
BEC Energy                                                      100        4,125
Calenergy Co., Inc.*                                            100        3,131
California Water Service Group                                  100        2,606
Carolina Power & Light Co.                                      200        9,275
Cascade Natural Gas Corp.*                                      200        3,662
Central & South West Corp.                                      300        8,250
Central Hudson Gas & Electric Corp.                             100        4,044
Cinergy                                                         200        6,912
CMS Energy Corp.                                                100        4,875
Coastal Corp.                                                   300       10,462
Columbia Energy Group                                           150        8,512
Commonwealth Energy System                                      100        3,850
Conectiv, Inc.                                                  175        4,025
Consolidated Edison                                             400       20,325
Consolidated Natural Gas Co.                                    100        5,431
Dominion Resources, Inc.                                        200        9,238
DQE, Inc.                                                       100        4,106
DTE Energy Co.                                                  300       13,087
Duke Power Co.                                                  400       25,025
Edison International, Inc.                                      400       11,000
El Paso Energy Corp.                                            100        3,412
Energy East Corp.                                               100        5,306
Enron Corp.                                                     400       21,025

                                                                         Market
                                                             Shares       Value
                                                             ------      ------


Energy and Utilities -- continued
Entergy                                                         300     $  8,794
First Energy Corp.                                              300        9,281
Florida Progress Corp.                                          100        4,275
FPL Group, Inc.                                                 200       12,250
Global Industrial Technologies, Inc.*                           100          837
GPU, Inc.                                                       200        8,762
Houston Industries, Inc.                                        400       12,650
Illinova Corp.                                                  100        2,706
Interstate Energy Corp.                                         100        3,037
Ipalco Enterprises, Inc.                                        100        5,012
Kansas City Power & Light Co.                                   100        2,969
Keyspan Energy Corp.                                            188        5,581
KN Energy, Inc.                                                 100        4,375
LG&E Corporation                                                200        5,600
MCN Corp.                                                       200        3,787
MDU Resources Group, Inc.                                       150        3,797
Midamerican Energy Co.                                          100        2,600
Middlesex Water Co.                                             100        2,500
Montana Power Co                                                100        5,069
New Century Energies, Inc.                                      100        4,806
New England Electric System                                     100        4,175
Niagara Mohawk Power Corp.                                      200        3,075
Nicor                                                           100        4,206
Nipsco Industries, Inc.                                         100        2,931
Northeast Utilities                                             200        3,150
Northern States Power Co. (Minn.)                               200        5,437
Northwestern Corporation                                        100        2,362
Oklahoma Gas & Electric Co.                                     100        2,794
Orange & Rockland Utilities, Inc.                               100        5,625
PECO Energy                                                     300       12,037
PG & E Corp.                                                    500       15,469
Pinnacle West Capital Corporation                               100        4,556
Public Service Enterprise Group                                 300       11,700
Puget Sound Power & Light Co.                                   100        2,712
Questar Corp.                                                   200        3,837
Republic Services*                                              200        3,725
Scana Corp.                                                     100        3,263
Seagull Energy Corp.*                                           200        1,637
Sempra Energy                                                   250        6,266
Sierra Pacific Resources                                        100        3,600
Sonat, Inc.                                                     100        2,969
Southern Co.                                                    900       26,550
TECO Energy, Inc.                                               200        5,375
Texas Utilities Co.                                             300       13,369
Unicom                                                          300       11,306
Utilicorp. United, Inc.                                         100        3,519
Washington Gas Light Corp.                                      100        2,550

ISI Strategy Fund, Inc.
Statement of Net Assets (continued)                           November 30, 1998
(Unaudited)

                                                                         Market
                                                             Shares       Value
                                                             ------      ------

Common Stock -- continued
Energy and Utilities-- continued
Washington Water Power Co.                                    100       $  1,831
Western Resources, Inc.                                       100          3,494
Wicor, Inc.                                                   200          4,375
Williams Cos. Inc.                                            600         17,287
Wisconsin Energy Corp.                                        100          3,094
WPS Resources Corp.                                           100          3,375
                                                                        --------
                                                                         553,916
                                                                        --------
Energy - Raw Materials -- 0.6%
Anadarko Petroleum Corp.                                      200          5,637
Apache Corp.                                                  200          4,600
Arabian Shield Development Co.*                               100            150
Baker Hughes, Inc.                                            470          8,607
BJ Services Co.*                                              200          2,762
Burlington Resources, Inc.                                    200          7,125
Dawson Geophysical Co.*                                       100            912
Denbury Resources, Inc. *                                     100            375
Dynegy, Inc.                                                  200          2,600
Ensco International, Inc.                                     200          1,912
Halliburton Company                                           500         14,687
Halter Marine Group, Inc.*                                    100            694
Helmerich and Payne                                           200          3,450
Key Energy Group, Inc.*                                       100            625
Louis Dreyfus Natural Gas Corp.*                              200          2,587
Maxxam, Inc.*                                                 100          4,881
McDermott International, Inc.                                 100          2,681
Mitchell Energy & Development Corp. -
   Class A                                                    200          2,600
Nabors Industries, Inc.*                                      200          2,650
Newpark Resources, Inc. *                                     100            737
Noble Affiliates, Inc.                                        100          2,531
Noble Drilling Corp.*                                         200          2,312
Occidental Petroleum Corp.                                    400          8,100
Prima Energy Corp.*                                           100          1,387
Schlumberger Ltd.                                             700         31,281
Seitel, Inc.                                                  100          1,337
Smith International, Inc.                                     100          2,412
Trico Marine Services, Inc.*                                  100            550
USEC                                                          100          1,356
Valero Energy New                                             200          4,200
Varco International, Inc.                                     200          1,362
Vastar Resources, Inc.                                        200          8,112
Weatherford International*                                    100          1,825
XCL Ltd.*                                                     100            275
                                                                        --------
                                                                         137,312
                                                                        --------


                                                                         Market
                                                             Shares       Value
                                                             ------      ------

Food and Agriculture -- 2.8%
Archer-Daniels-Midland Co.                                    725       $ 13,322
Bestfoods                                                     400         23,250
Bob Evans Farms, Inc.                                         200          4,838
Campbell Soup                                                 600         34,275
Chiquita Brands International, Inc.                           100          1,125
Coca-Cola Co.                                               3,000        210,188
Coca-Cola Enterprises, Inc.                                   500         18,906
Conagra, Inc.                                                 600         18,863
Dean Foods Corp.                                              100          4,550
Dole Food, Inc.                                               100          3,163
Flowers Industries, Inc.                                      200          4,563
General Mills, Inc.                                           200         15,100
Heinz, (H.J.) Co.                                             400         23,325
Hershey Foods Corp.                                           200         13,450
Hormel Foods Corp.                                            100          2,956
IBP, Inc.                                                     100          2,537
IMC Fertilizer Group, Inc.                                    100          2,288
Ingles Market, Inc. - Class A                                 100          1,200
International Home Foods, Inc.*                               200          3,925
Interstate Bakeries                                           100          2,625
Keebler Foods Co.*                                            100          3,369
Kellogg Co.                                                   500         18,313
Lance, Inc.                                                   100          1,969
Lindsay Manufacturer Co.*                                     150          2,250
McCormick & Co., Inc.                                         100          3,338
Mississippi Chemical Corp.                                    100          1,575
Nabisco Holdings Corp. - Class A                              200          7,975
Nash Finc.h Co.                                               300          4,369
Northland Cranberries, Inc. - Class A                         100          1,400
Pepsico, Inc.                                               1,800         69,638
Pioneer Hi Bred International                                 300          8,981
Quaker Oats Co.                                               200         12,275
Ralston Purina Group                                          400         13,925
Rexall Sundown, Inc.*                                         200          2,675
Sara Lee Corp.                                                600         35,025
Smithfield Foods, Inc.*                                       100          2,644
Suiza Foods Corp.*                                            200          9,475
SuperValu, Inc.                                               200          5,163
Sysco Corporation                                             500         13,469
Tyson Foods, Inc.                                             200          4,138
Vlasic Foods International*                                    40            865
Whitman Corp.                                                 100          2,263
Wm. Wrigley, Jr. Co.                                          100          8,813
                                                                        --------
                                                                         638,356
                                                                        --------

ISI Strategy Fund, Inc.
Statement of Net Assets (continued)                           November 30, 1998
(Unaudited)

                                                                         Market
                                                             Shares       Value
                                                             ------      ------
Common Stock -- continued
Gold -- 0.1%
Getchell Gold Corp.*                                           100      $  1,638
Homestake Mining Co.                                           300         3,225
Newmont Mining Corp.                                           405         8,049
                                                                        --------
                                                                          12,912
                                                                        --------
Insurance -- 2.5%
20th Century Industries                                        100         2,431
Acceptance Insurance Companies, Inc.                           100         1,969
Aflac, Inc.                                                    300        11,063
Allmerica Financial Corp.                                      100         5,519
Allstate Corp.                                               1,000        40,750
AMBAC, Inc.                                                    100         6,100
American Bankers Insurance Group                               100         4,538
American Financial Group, Inc.                                 100         3,931
American General Corp.                                         300        21,131
American International Group, Inc.                           1,250       117,500
Amerin Corporation                                             200         4,938
AON Corp.                                                      200        11,525
Argonaut Group, Inc.                                           100         2,500
Chubb Corp.                                                    200        14,013
Cigna Corp.                                                    300        23,344
Cinc.innati Financial Corp.                                    300        11,719
CNA Financial Corp.*                                           300        12,825
Conseco, Inc.                                                  383        12,687
Equitable Companies, Inc.                                      300        16,575
Erie Indemnity Company                                         100         2,650
FBL Financial Group, Inc. - Class A                            100         2,450
First American Financial Corp.                                 100         3,063
General Re Corp.                                               100        23,350
Hartford Financial Services Group, Inc.                        400        22,075
Jefferson-Pilot Corp.                                          150        10,237
Life Re Corp.                                                  100         9,419
Linc.oln National Corp.                                        100         8,369
Marsh and McLennan                                             300        17,456
MBIA, Inc.                                                     100         6,475
Mercury General Corp.                                          100         4,188
MGIC Investment Corp.                                          100         4,394
PMI Group                                                      100         5,469
Progressive Corporation of Ohio                                100        14,837
Protective Life Corp.                                          100         3,894
Provident Companies, Inc.                                      200         7,688
Reliance Group Holdings                                        200         2,788
Reliastar Financial Corp.                                      100         4,700
Risk Capital Holdings, Inc.*                                   100         2,150
RLI Corp.                                                      250         9,047
Safeco                                                         200         8,588

                                                                         Market
                                                             Shares       Value
                                                             ------      ------
Insurance -- continued
SCPIE Holdings, Inc.                                           100      $  3,062
Selective Insurance Group, Inc.                                200         3,775
St. Paul Cos., Inc.                                            300        10,575
SunAmerica, Inc.                                               300        23,775
Torchmark Corp.                                                200         7,600
Transamerica Corp.                                             100        10,625
Travelers Property Casualty Corp.                              100         3,444
United Companies Financial Corp.                               200           813
Unitrin, Inc.                                                  100         7,075
UNUM Corp.                                                     200        10,775
                                                                        --------
                                                                         579,864
                                                                        --------
International Oil -- 2.1%
Amoco Corp.                                                  1,200        70,725
Aviva Petroleum, Inc.*                                         500            78
Chevron Corp.                                                  800        66,900
Exxon Corp.                                                  3,000       225,188
Mobil Corp.                                                  1,000        86,188
Sante Fe International Corp.                                   100         1,244
Texaco, Inc.                                                   700        40,294
                                                                        --------
                                                                         490,617
                                                                        --------
Liquor -- 0.2%
Anheuser Busch                                                 600        36,375
Brown-Forman Corp. - Class B                                   100         7,275
Mondavi (Robert) Corp. - Class A*                              100         3,662
                                                                        --------
                                                                          47,312
                                                                        --------
Media -- 1.8%
Ackerley Group, Inc.                                           100         1,781
AMC Entertainment, Inc.                                        300         5,025
Antec Corp.*                                                   200         3,700
B I, Inc.*                                                     100           725
Belo, (A.H.) Corp.                                             200         3,775
Cablevision Systems Corp. - Class B*                           100         4,138
CBS Corp.                                                      900        26,831
Century Communications Corp. - Class A*                        100         2,444
Chancellor Media Corp.*                                        300        11,306
Chris-Craft Industries, Inc.*                                  100         4,625
Clear Channel Communications, Inc. *                           300        14,025
CNET, Inc. *                                                   100         5,306
Comcast Corp.                                                  500        24,313
Consolidated Graphics, Inc.*                                   100         5,756
Cox Communications*                                            300        15,806

ISI Strategy Fund, Inc.
Statement of Net Assets (continued)                           November 30, 1998
(Unaudited)
                                                                         Market
                                                             Shares       Value
                                                             ------      ------
Common Stock -- continued
Media-- continued
Cymer, Inc.*                                                   300      $  4,500
Donnelley R.R. & Sons Co.                                      200         8,488
Dow Jones & Co., Inc.                                          100         4,781
Gannett Company, Inc.                                          300        19,369
Gartner Group, - Class A*                                      100         2,163
Gaylord Entertainment Company                                  100         2,931
Harte-Hanks Communications, Inc.                               100         2,363
Hollinger International                                        200         2,588
Jones Intercable, Inc. - Class A*                              100         3,106
King World Productions, Inc.*                                  100         2,725
Knight-Ridder, Inc.                                            100         5,144
Liberty Media Group*                                            58         2,338
Maxwell Technologies, Inc.                                     200         5,325
McClatchy Newspapers, Inc.                                     100         3,288
McGraw-Hill, Inc.                                              100         8,950
Medialink Worldwide                                            100         2,175
Meredith Corp.                                                 100         3,881
Merrimac Industries, Inc.                                       10            68
Metro Networks, Inc.*                                          100         3,800
Metro-Goldwyn-Mayer, Inc.*                                     200         2,538
Nelson (Thomas), Inc.                                          100         1,319
New York Times Co. - Class A                                   200         6,212
Newsedge Corporation*                                          100           850
Outdoor Systems, Inc. *                                        250         6,750
Price Communications Corp.*                                    200         1,988
Primedia, Inc.*                                                300         3,225
Reader's Digest Assn., Inc.                                    100         2,406
Scripps (E.W.) Co.                                             100         5,144
Spelling Entertainment Group, Inc.                             100           731
Tele-Communications Incorporated - Class A*                    700        29,575
Tele-Communications TCI Ventures Group*                        500         9,906
Time Warner, Inc.                                              700        74,025
Times Mirror Co. - Class A                                     100         5,863
Tribune Co.                                                    100         6,413
United Video Satellite Group, Inc. - Class A*                  200         3,700
USA Networks, Inc.*                                            200         6,313
Viacom, Inc. - Class B*                                        400        26,625
Westwood One, Inc.                                             200         5,300
Wiley (John) & Sons, Inc. - Class A                            200         6,913
Workflow Management, Inc.*                                      13            94
                                                                        --------
                                                                         423,429
                                                                        --------
Miscellaneous Finance -- 4.5%
Aames Financial Corp.                                          300           562
Affiliated Managers Group, Inc.*                               200         5,362
Airlease Ltd.                                                  100         1,281


                                                                         Market
                                                             Shares       Value
                                                             ------      ------

Miscellaneous Finance -- continued
Alliance Capital Management LP                                 200      $  5,387
Allied Capital Corp.                                           200         3,600
AMB Property Corp.                                             100         2,225
Amcore Financial, Inc.                                         100         2,356
American Express Co.                                           600        60,037
Apartment Investment & Management Co.                          200         6,850
Archstone Communities Trust                                    300         6,262
Arden Realty Group                                             100         2,300
Area Bankshares Corp.                                          200         5,450
Associated Estates Realty Corp.                                200         2,525
Associates First Capital Corp.                                 462        35,978
Avalonbay Communities, Inc.                                    100         3,387
Bear Stearns Co., Inc.                                         100         4,200
Berkshire Hathaway*                                              1        67,900
Cabot Industrial Trust                                         100         2,094
Capital Factors Holdings, Inc. *                               300         5,175
Capital One Financial Corp.                                    100        11,000
Carramerica Realty Corp.                                       100         2,425
Cascade Financial Corp.*                                       100         1,200
Charles Schwab Corporation                                     300        16,912
Charter One Financial                                          210         6,234
CIT Group, Inc. - Class A                                      200         5,612
Citigroup                                                    2,939       147,501
Citizens First Financial Corp.*                                200         3,150
Colonial Properties Trust                                      100         2,706
Commercial Federal Corp.*                                      200         4,587
Commercial Net Lease Realty                                    200         2,850
Conning Corp.                                                  200         3,425
Countrywide Credit Industries, Inc.                            100         4,950
CPB, Inc.                                                      300         5,137
Crescent Real Estate Co.                                       200         4,963
Dain Rauscher Corp.                                            100         3,725
Dime Bancorp, Inc.                                             100         2,656
Donaldson, Lufkin & Jenrette, Inc.                             200         8,038
Edwards (A.G.) & Sons, Inc.                                    100         3,688
Equity Office Properties Trust                                 300         7,538
Equity Residential Properties Trust                            100         4,231
Everest Reinsurance Holdings, Inc.                             200         7,513
Fannie Mae                                                   1,300        94,575
Federated Investors, Inc.                                      200         3,363
Financial Bancorp, Inc.                                        100         3,913
Financial Security Assurance Holdings, Ltd.                    200        10,975
Finova Group, Inc.                                             100         5,281
First Financial Corp., RI                                      100         1,350
First Washington Realty Trust                                  300         6,900
Firstplus Financial Group, Inc.*                               200           500
Flushing Financial Corp.                                       150         2,344

ISI Strategy Fund, Inc.
Statement of Net Assets (continued)                           November 30, 1998
(Unaudited)


                                                                         Market
                                                             Shares       Value
                                                             ------      ------

Common Stock -- continued
Miscellaneous Finance -- continued

Franklin Resources, Inc.                                      300     $   12,825
Freddie Mac                                                   800         48,400
Giant Industries, Inc.                                        200          2,388
Glacier Bancorp                                               110          2,365
Golden State Bancorp, Inc.                                    200          3,850
Golden State Bancorp-Litigation Warr*                         100            456
Golden West Financial Corp.                                   100          9,469
Healthplan Services Corp.                                     300          3,000
Highwoods Properties, Inc.                                    100          2,719
Horizon Group Properties, Inc.*                                20             78
Household International, Inc.                                 606         23,710
HRPT Properties Trust                                         200          2,988
Independent Bank Corp.                                        157          3,336
Indymac Mortgage Holdings, Inc.                               100            963
Interpool, Inc.                                               200          2,900
IRT Property Co.                                              100          1,000
Kimco Realty Corp.                                            100          3,869
Klamath First Bancorp, Inc.                                   200          3,563
Legg Mason, Inc.                                              400         11,925
Lehman Brothers, Inc.                                         100          4,994
Leucadia National Corp.                                       100          3,075
Liberty Financial Companies, Inc.                             200          5,813
Liberty Property Trust                                        100          2,463
Logansport Financial Corp.                                    100          1,500
Mack-Cali Realty Corp.                                        100          2,969
Mail-Well, Inc.*                                              100          1,294
MBNA Corp.                                                    900         20,419
MDC Holdings, Inc.                                            100          1,838
Mech Financial, Inc.                                          300          8,325
Meditrust                                                     155          2,354
Meristar Hospitality Corp.                                    100          1,944
Merrill Lynch & Co., Inc.                                     400         30,000
Morgan Stanley Dean Witter                                    700         48,825
MSB Financial                                                 200          2,625
Mystic Financial                                              100          1,213
National Golf Properties                                      100          2,888
New Plan Excel Realty Trust, Inc.                             100          2,188
North Central Bancshares, Inc.                                100          1,750
Northwest Bancorp, Inc.                                       200          1,975
Ocwen Asset Investment Corp.                                  200          1,100
Ocwen Financial Corp.                                         200          2,600
Pacificamerica Money Center, Inc.*                            200            119
PaineWebber Group, Inc.                                       200          8,175
Patriot American Hospitality, Inc.                            300          2,213
Penford Corp.                                                 200          3,013
Pennsylvania Real Estate Investment Trust                     100          2,000
Prime Retail, Inc.                                            400          4,225

Miscellaneous Finance -- continued
Prologos Trust                                                200     $    4,425
Providian Financial Corp.                                     100          9,181
Public Storage, Inc.                                          100          2,656
PVF Capital*                                                  100          1,300
R&G Financial Corporation                                     200          3,475
Sabre Group Holdings, Inc.*                                   100          3,969
SLM Holding Corp.                                             250         11,000
Southern Banc Company                                         100          1,256
Sovereign Bancorp, Inc.                                       160          2,050
Spieker Properties, Inc.                                      100          3,613
Starwood Financial Trust                                      100          8,025
Storage Trust Realty                                          100          2,244
T. Rowe Price                                                 100          3,575
TCF Financial Corp.                                           100          2,419
United Asset Management Co.                                   100          2,531
United Dominion Realty Trust, Inc.                            200          2,163
Unity Bancorp                                                 100          1,175
Vision Twenty-One, Inc.*                                      500          2,188
Vornado Operating, Inc.                                         7             45
Washington Mutual, Inc.                                       786         30,458
Wells Financial Corp.                                         100          1,550
Westfield America, Inc.                                       200          3,500
Wilshire Financial Services Group, Inc.*                      200            194
                                                                      ----------
                                                                       1,026,866
                                                                      ----------
Motor Vehicles -- 1.0%
Aftermarket Technology*                                       100            575
Automobile Protection Corp.*                                  100            913
Cascade Corp.                                                 400          5,600
Dana Corp.                                                    185          7,215
Eaton Corp.                                                   100          6,831
Excel Industries, Inc.*                                       100          1,775
Excelsior-Henderson Motorcycle*                               100            788
Federal-Mogul Corp.                                           200         11,350
Ford Motor                                                  1,500         82,875
General Motors Corp.                                          800         56,000
General Motors Corp. - Class H                                100          3,800
Harley-Davidson, Inc.                                         100          4,181
Hayes Lemmerz International, Inc.*                            100          3,150
Lear Corp.*                                                   100          3,863
Meritor Automotive, Inc.                                      100          1,769
Myers Industries, Inc.                                        100          2,250
Navistar Intl Corp.                                           100          2,588
Penske Motorsports, Inc.*                                     100          2,325
Safety Components International, Inc.*                        100          1,325
Smith (A.O.) Corp.                                            150          3,731

ISI Strategy Fund, Inc.
Statement of Net Assets (continued)                           November 30, 1998
(Unaudited)

                                                                         Market
                                                             Shares       Value
                                                             ------      ------
Common Stock -- continued
Motor Vehicles -- continued
Sonic Automotive, Inc.*                                         100     $  2,694
SPX Corp.                                                        68        3,944
Stoneridge, Inc.                                                100        1,800
Superior Industries International, Inc.                         100        2,600
Titan International, Inc.                                       100          994
United Auto Group, Inc.*                                        100        1,344
United Rentals, Inc.*                                            96        2,520
Wynns International, Inc.                                       100        2,219
                                                                        --------
                                                                         221,019
                                                                        --------
Non - Durables and Entertainment -- 0.9%
@entertainment, Inc.*                                           100          725
American Greetings Corp. - Class A                              100        4,231
AMF Bowling, Inc.*                                              200        1,088
Applebee's International, Inc.                                  100        2,056
Brinker International, Inc.*                                    100        2,544
Cheesecake Factory, Inc.*                                        50        1,300
CKE Restaurants, Inc.                                           100        2,444
Concepts Direct, Inc. *                                         100          925
Consolidated Products, Inc.                                     100        2,069
Cracker Barrel Old Country Stores, Inc.                         100        2,325
Cross (A.T.) Co. - Class A                                      100          713
Cytyc Corp.*                                                    100        1,981
Darden Restaurants, Inc.                                        200        3,163
Electronic Arts*                                                100        4,213
Foodmaker*                                                      200        3,875
Fortune Brands, Inc.                                            200        6,813
Frisch's Restaurants, Inc.                                      100        1,125
Harcourt General, Inc.                                          100        5,175
Hasbro, Inc.                                                    200        7,013
Il Fornaio (America) Corp.*                                     300        2,288
International Game Technology                                   100        2,306
Lancaster Colony Corp.                                          100        2,750
Landry's Seafood Restaurants, Inc.*                             300        2,438
Mattel, Inc.                                                    400       13,825
McDonald's Corp.                                                800       56,050
Ohio Art Co.                                                    100        3,313
On Command Corporation*                                         300        2,550
Orphan Medical, Inc. *                                          100          650
Papa John's International*                                      100        4,194
Pizza Inn, Inc.                                                 100          475
Premark International                                           100        3,356
Rainforest Cafe, Inc.*                                          100          694
Rubbermaid, Inc.                                                300        9,919
Ryans Family Steak Houses, Inc.*                                200        2,275
Service Corp. International                                     400       14,950



                                                                         Market
                                                             Shares       Value
                                                             ------      ------
Non - Durables and Entertainment -- continued
Sotheby's Holdings - Class A                                    100     $  2,800
Starbucks Corp.*                                                100        4,613
Taco Cabana, Inc.*                                              100          694
Triarc Companies, Inc. - Class A*                               200        3,225
Tricon Global Restaurants, Inc. *                               140        6,379
Tupperware Corp.                                                100        1,744
U.S. Foodservice*                                               100        4,594
Wendys International, Inc.                                      200        4,000
                                                                        --------
                                                                         203,860
                                                                        --------
Non - Ferrous Metals -- 0.2%
AFC Cable Systems, Inc.*                                        100        2,963
Aluminum Co. of America                                         230       17,049
Brush Wellman, Inc.                                             100        1,613
Cyprus AMAX Minerals                                            300        3,413
Engelhard Corp.                                                 100        1,931
Freeport-McMoran Copper & Gold, - Class B                               2002,613
Howmet International, Inc. *                                    100        1,537
Kaiser Aluminum & Chemical Corp.                                100          656
Minerals Technologies, Inc.                                     100        4,388
Phelps Dodge Corp.                                              100        5,669
Reynolds Metals Co.                                             100        5,488
Titanium Metals Corp.                                           100          994
                                                                        --------
                                                                          48,314
                                                                        --------
Optical and Photo -- 0.2%
Corning, Inc.                                                   200        8,025
CPI Corp.                                                       100        2,138
Eastman Kodak Co.                                               400       29,025
Meade Instruments Corp.*                                        100        1,062
Perceptron, Inc.*                                               300        2,250
Photronics, Inc.*                                               200        4,000
Polaroid Corp.                                                  200        4,250
Todd-AO Corp. - Class A                                         100          837
                                                                        --------
                                                                          51,587
                                                                        --------
Paper and Forest Products -- 0.6%
Boise Cascade Corp.                                             100        3,169
Bowater, Inc.                                                   200        7,900
Buckeye Technology, Inc.*                                       100        1,950
Caraustar Industries, Inc.                                      100        2,656
Champion International Corp.                                    200        8,313
Chesapeake Corp.                                                100        3,469
Consolidated Papers, Inc.                                       100        2,556

ISI Strategy Fund, Inc.
Statement of Net Assets (continued)                           November 30, 1998
(Unaudited)

                                                                         Market
                                                             Shares       Value
                                                             ------      ------
Common Stock -- continued
Paper and Forest Products -- continued
Georgia Pacific Timber Group                                   100      $  2,300
Georgia-Pacific Corp.                                          100         5,675
Glatfelter (P.H.) Co.                                          100         1,288
International Paper Co.                                        400        17,375
Kimberly Clark Corp.                                           700        36,838
Longview Fibre Co.                                             100         1,131
Louisiana-Pacific Corp.                                        100         1,700
Smurfit-Stone Container Corp.*                                 597         8,395
Temple Inland, Inc.                                            100         5,369
Thermo Fibertek, Inc.*                                         100           563
Union Camp Corp.                                               100         6,469
Wausau-Mosinee Paper Corp.                                     100         1,688
Westvaco Corp.                                                 100         2,812
Weyerhaeuser Co.                                               300        15,038
Willamette Industries, Inc.                                    200         6,988
                                                                        --------
                                                                         143,642
                                                                        --------
Producer Goods -- 3.0%
Aeroquip-Vickers, Inc.                                         100         3,638
AGCO Corp.                                                     100           819
Albany International Corp. - Class A                           200         3,800
Allied Products Corp.*                                         200         1,475
Allied-Signal, Inc.                                            700        30,800
American Standard Co, Inc.*                                    100         3,425
Avery Dennison                                                 100         4,794
Aztec Technology Partners*                                      20            76
Blount International, Inc. - Class A                           100         2,313
Boise Cascade Office Products Corp.*                           200         2,225
Case Corp.                                                     100         2,425
Caterpillar, Inc.                                              400        19,775
Columbus McKinnon Corp.                                        100         1,819
Comfort Systems USA, Inc.*                                     200         3,750
Cooper Industries, Inc.                                        100         4,913
Corp.orate Express, Inc.*                                      200         1,175
Culp, Inc.                                                     100           875
Daisytek International Corp.*                                  200         3,100
Deere & Co.                                                    300        10,481
Donnelly Corp. - Class A                                       200         3,025
Dover Corporation                                              300        10,688
Emerson Electric Co.                                           500        32,500
Foster Wheeler Corp.                                           200         3,425
General Electric Co.                                         4,000       362,000
Graco, Inc.                                                    100         2,775
Grainger (W.W.), Inc.                                          100         4,225
Harnischfeger Industries, Inc.                                 200         2,000
Harsco Corp.                                                   100         3,238

                                                                         Market
                                                             Shares       Value
                                                             ------      ------

Producer Goods -- continued
Haskel International, Inc.                                     100      $  1,150
Helix Technology Corp.                                         200         2,450
Herman Miller, Inc.                                            100         2,125
Hexcel Corp.                                                   300         2,756
Hon Industries, Inc.                                           100         2,375
Hubbell, Inc. - Class B                                        100         4,031
Illinois Tool Works, Inc.                                      400        25,425
Ingersoll-Rand Co.                                             200         9,363
Jabil Circuit, Inc.*                                           100         5,800
JLG Industries, Inc.                                           100         1,644
Johnson Controls, Inc.                                         100         5,788
Kollmorgen Corp.                                               200         3,800
Kuhlman Corp.                                                  100         2,788
Learonal, Inc.                                                 100         2,263
Manitowoc Co., Inc.                                            100         3,975
Marine Drilling Companies, Inc.*                               200         1,738
Mark IV Industries, Inc.                                       200         3,375
Maverick Tube Corp.*                                           100           569
Oceaneering International, Inc.*                               100         1,244
Pall Corp.                                                     100         2,325
Pameco Corp.*                                                  200         2,763
Parker-Hannifin Corp.                                          100         3,475
Penn Engineering & Manufacturing Corp.                         100         2,288
Raychem Corp.                                                  100         3,406
Roper Industries, Inc.                                         200         3,713
Sauer, Inc.                                                    200         1,875
Snap-On Tools Corp.                                            100         3,400
Tecumseh Products - Class A                                    100         4,950
Tenneco, Inc.                                                  200         7,125
Thermo Instrument Systems, Inc.*                               100         1,356
Thermo Optek Corporation*                                      100         1,088
Timken Company                                                 200         3,850
Tokheim Corp.                                                  500         4,313
Trinity Industries, Inc.                                       100         3,869
U.S. Filter Corp.*                                             200         4,425
U.S. Industries, Inc.                                          200         3,500
U.S.A. Floral Products, Inc.*                                  300         3,488
UCAR International, Inc.*                                      200         3,638
Valhi, Inc.                                                    200         2,200
Woodward Governor Co.                                          100         2,500
York International Corp.                                       100         4,200
                                                                        --------
                                                                         681,960
                                                                        --------
Railroad and Shipping -- 0.4%
Avondale Industries, Inc.                                      100         2,763
Burlington Northern Corp.                                      600        20,400

ISI Strategy Fund, Inc.
Statement of Net Assets (continued)                           November 30, 1998
(Unaudited)

                                                                         Market
                                                             Shares       Value
                                                             ------      ------

Common Stock -- continued
Railroad and Shipping -- continued
CSX Corp.                                                      200       $ 8,338
GATX Corp.                                                     100         3,781
Homegold Financial*                                            100            91
Hyide Marine, Inc. - Class A*                                  100           600
Johnstown American Industries, Inc.                            100         1,544
Kansas City Southern Industries                                100         4,269
Marine Transport Corp.                                          10            21
Motivepower Industries, Inc.                                   100         3,044
Norfolk Southern Corp.                                         500        15,188
Overseas Shipholding Group, Inc.                               100         1,581
Spinnaker Industries, Inc.                                     100         1,863
Union Pacific Corp.                                            300        14,588
Westinghouse Air Brake Co.                                     100         2,200
                                                                         -------
                                                                          80,271
                                                                         -------
Real Property -- 0.2%
American Retirement Corp.*                                     100         1,569
Boston Properties, Inc.*                                       100         3,156
Burnham Pacific Properties, Inc.                               100         1,288
Catellus Development Corp.*                                    200         2,813
Cornerstone Properties, Inc.                                   200         3,138
Duke Realty Investments, Inc.                                  100         2,269
Felcor Lodging Trust, Inc.                                     168         4,001
Hallwood Group, Inc.                                           200         4,063
Insignia Financial Group*                                      133         1,804
Kennedy-Wilson, Inc.*                                          100         1,275
Kilroy Realty Corp.                                            100         2,238
Rouse Company                                                  100         2,731
Simon Property Group, Inc.                                     200         5,925
Starwood Hotels & Resorts                                      191         5,802
Vornado Realty Trust                                           143         5,434
                                                                         -------
                                                                          47,506
                                                                         -------
Retail -- 3.8%
Albertson's, Inc.                                              300        17,119
Amazon.com, Inc.*                                              100        19,200
American Stores Co.                                            300        10,069
Authentic Fitness Corp.                                        100         1,600
Autozone, Inc.*                                                300         9,038
Barnes & Noble, Inc.*                                          100         3,313
Bed, Bath & Beyond, Inc.*                                      200         6,238
Best Buy Co., Inc.*                                            100         5,763
Borders Group, Inc.*                                           100         2,425
Casey's General Stores, Inc.                                   100         1,388
Cendant Corp.*                                               1,040        19,760

                                                                         Market
                                                             Shares       Value
                                                             ------      ------

Retail -- continued
Circuit City Stores, Inc.                                      100       $ 3,619
Claire's Stores, Inc.                                          100         1,700
CompUSA, Inc.*                                                 200         2,963
Consolidated Stores Corp.*                                     182         3,913
Costco Companies, Inc.*                                        300        18,825
CVS Corp.                                                      462        22,811
Dayton Hudson Corp.                                            500        22,500
Delia's, Inc.*                                                 100           819
Dillards, Inc. - Class A                                       100         3,438
Dollar General Corp.                                           281         6,691
Dollar Tree Stores, Inc.*                                      100         4,538
Family Dollar Stores, Inc.                                     300         6,019
Federated Department Stores*                                   300        12,506
Fingerhut Companies, Inc.                                      100         1,113
Fred Meyer, Inc.*                                              200        10,175
Friedmans, Inc. - Class A*                                     100         1,000
Gap, Inc.                                                      500        36,781
General Nutrition Companies, Inc.*                             100         1,775
Great Atlantic & Pacific Tea Co., Inc.                         100         2,731
Hannaford Brothers, Co.                                        100         4,675
Heilig-Meyers Co.                                              400         2,800
Home Depot, Inc.                                             1,800        89,550
Intimate Brands                                                300         8,644
J.C. Penney Co., Inc.                                          300        16,500
Kmart Corp.                                                    100         1,525
Kohls Corp.*                                                   200         9,838
Kroger Co.                                                     300        15,919
Limited, Inc.                                                  300         8,681
Lowe's Cos., Inc.                                              400        16,900
May Department Stores Co.                                      300        18,094
Neiman Marcus Group, Inc.                                      100         2,681
Nordstrom, Inc.                                                200         7,450
Office Depot, Inc. *                                           400        13,000
Officemax*                                                     300         3,188
PC Connection, Inc.*                                           100         1,625
Pep Boys (Manny Moe & Jack)                                    100         1,413
PETsMART, Inc.*                                                100           856
Pier 1 Imports, Inc.                                           150         1,613
Rite Aid Corp.                                                 300        13,913
Ross Stores, Inc.*                                             200         7,275
Ruddick Corp.                                                  100         1,956
Safeway, Inc.*                                                 600        31,688
Saks Incorporated*                                             282         7,755
School Speciality, Inc.*                                        11           186
Sears, Roebuck & Co.                                           500        23,719
Shopko Stores, Inc.                                            200         6,450
Stage Stores, Inc.*                                            100         1,150

ISI Strategy Fund, Inc.
Statement of Net Assets (continued)                           November 30, 1998
(Unaudited)

                                                                         Market
                                                             Shares       Value
                                                             ------      ------

Common Stock -- continued
Retail -- continued
Staples, Inc.*                                                400     $   13,975
Tandy Corp.                                                   100          4,506
TJX Companies, Inc.                                           400         10,250
Toys 'R' Us, Inc.*                                            300          5,925
U S Office Prods Co.*                                          25            138
Venator Group                                                 100            788
Walgreen Co.                                                  600         32,213
Wal-Mart Stores, Inc.                                       2,800        210,875
Weis Markets, Inc.                                            100          3,813
West Marine, Inc.*                                            100          1,138
Williams-Sonoma, Inc.*                                        100          2,956
Winn Dixie Stores, Inc.                                       300         12,094
                                                                      ----------
                                                                         877,545
                                                                      ----------
Steel -- 0.1%
AK Steel Holding Corp.                                        100          1,919
Allegheny Teledyne, Inc.                                      200          4,113
Bethlehem Steel Corp.                                         100            825
Citation Corp.*                                               100          1,388
LTV Corp.                                                     100            550
National Steel Corp. - Class B                                400          2,925
Nucor Corp.                                                   100          4,200
Oregon Steel Mills, Inc.                                      400          5,075
Roanoke Electric Steel Corp.                                  100          1,450
Steel Dynamics, Inc.*                                         100          1,363
USX-U.S. Steel Group                                          100          2,444
Worthington Industries, Inc.                                  100          1,219
                                                                      ----------
                                                                          27,471
                                                                      ----------
Telephone -- 4.5%
Airtouch Communications, Inc.*                                700         40,031
ALLTEL Corp.                                                  300         15,900
Ameritech Corp.                                             1,400         75,775
AT&T Corp.                                                  2,294        142,945
Bell Atlantic Corp.                                         1,900        105,688
BellSouth Corp.                                             1,200        104,700
Brightpoint, Inc.*                                            300          4,500
Century Telephone Enterprises, Inc.                           150          8,550
Cincinnati Bell, Inc.                                         200          6,300
Comsat                                                        100          3,563
Davel Communications Group, Inc.*                             100          1,925
Emmis Broadcasting Corp. - Class A*                           100          3,444
GTE Corp.                                                   1,200         74,400
Hector Communications Corp.*                                  200          1,625
ICG Communications, Inc.*                                      31            713

                                                                         Market
                                                             Shares       Value
                                                             ------      ------

Telephone -- continued
Intermedia Communications of Florida, Inc.*                   200     $    3,450
Jacor Communications, Inc.*                                   200         11,638
Leap Wireless Intl.*                                           25            144
Level 3 Communications, Inc.*                                 400         13,800
MCI Worldcom, Inc.                                          2,229        131,511
McLeod, Inc.*                                                 200          6,188
Mediaone Group*                                               700         28,350
Melita International Corp.*                                   100          1,500
Nextlink Communications, Inc. *                               300          9,075
NTL, Inc.*                                                    100          5,569
Optical Cable Corp.*                                          100          1,388
Paging Network, Inc. .*                                       100            619
Pairgain Technologies, Inc. *                                 100          1,013
Primus Telecommunications Group, Inc.*                         61            778
Qwest Communications International, Inc.*                     416         16,640
RCN Corporation*                                              100          1,700
SBC Communications, Inc.                                    2,375        113,852
Skytel Communications*                                        100          2,088
Sprint Corp. (Fon Group)                                      500         36,375
Sprint Corp. (Pcs Group)*                                     250          4,000
Telephone & Data Systems, Inc.                                100          4,275
Tel-Save Holdings, Inc.*                                      100          1,194
U.S. West Incorporated                                        608         37,848
World Access, Inc.*                                           100          2,031
                                                                      ----------
                                                                       1,025,085
                                                                      ----------
Tire and Rubber Goods -- 0.1%
American Biltrite, Inc.                                       100          2,369
Cooper Tire & Rubber Co.                                      100          1,956
Danaher Corporation                                           200          9,125
Goodyear Tire & Rubber Co.                                    200         11,350
TBC Corp.*                                                    100            700
                                                                      ----------
                                                                          25,500
                                                                      ----------
Tobacco -- 0.9%
General Cigar Holdings, Inc.*                                 100            981
Loews Corporation                                             200         20,000
Philip Morris Companies                                     3,000        167,813
RJR Nabisco Holdings Corp.                                    400         11,525
UST, Inc.                                                     200          6,950
                                                                      ----------
                                                                         207,269
                                                                      ----------
Travel and Recreation -- 0.8%
Amerco*                                                       100          2,300
American - Classic Voyages Co.                                100          1,450

ISI Strategy Fund, Inc.
Statement of Net Assets (concluded)                            November 30, 1998
(Unaudited)

                                                                         Market
                                                             Shares       Value
                                                             ------      ------

Common Stock -- concluded
Travel and Recreation  -- continued

American Skiing Co.*                                         100      $      906
Avis Rent A Car, Inc. *                                      100           2,106
Bristol Hotel & Resorts, Inc.*                                50             297
Brunswick Corp.                                              200           4,400
Callaway Golf Co.                                            100           1,338
Carnival Corp. - Class A                                     700          24,150
Choice Hotels Corp., Inc.*                                   100           1,144
Circus Circus Enterprises, Inc. *                            300           3,469
Extended Stay America, Inc.*                                 100           1,000
Fountain Powerboat Industries, Inc.*                         100             487
Harrah's Entertainment*                                      200           3,113
Hilton Hotels Corp.                                          300           6,525
Hollywood Park, Inc.                                         100             956
Host Marriott Corp.                                          400           5,875
Marriott International - Class A                             300           8,813
Meristar Hotels & Resorts, Inc.                              100             269
MGM Grand, Inc.*                                             100           2,569
Mirage Resorts, Inc.*                                        200           2,975
Navigant International, Inc. *                                10              64
Powerhouse Technologies, Inc.*                               400           4,750
Premier Parks, Inc.*                                         100           2,713
Primadonna Resorts, Inc. *                                   100             750
Promus Hotel Corp.*                                          100           3,338
Royal Caribbean Cruises Ltd.                                 200           6,075
Shuffle Master, Inc.*                                        100             700
Sodexho Marriott Services                                    125           3,438
Trendwest Resorts, Inc. *                                    100           1,438
Walt Disney Co.                                            2,500          80,469
                                                                      ----------
                                                                         177,877
                                                                      ----------
Trucking and Freight -- 0.1%
Alphanet Solutions, Inc. *                                   100             450
Arnold Industries, Inc.                                      100           1,425
CH Robinson Worldwide                                        100           2,256
CNF Transportation                                           100           3,569
Covenant Transport, Inc. - Class A*                          100           1,738
Expeditors International of Washington                       100           3,850
Heartland Express, Inc.*                                     300           5,138
Matlack Systems, Inc. *                                      100             775
Paccar, Inc.                                                 100           4,550
PAM Transportation Services, Inc.*                           100             706
Rollins Truck Leasing Corp.                                   50             600
Shurgard Storage Centers - Class A                           100           2,631
U.S. Freightways Corp.                                       100           2,688
                                                                      ----------
                                                                          30,376
                                                                      ----------
Total Common Stock
(Cost $13,411,876)                                                    14,704,998
                                                                      ----------



                                                            Shares/
                                                            Principal    Market
                                                           Value (000)    Value
                                                             ------      ------

Preferred Stock -- 0.0%
Apartment Investment & Management                            52      $     2,041
                                                                      ----------
Total Preferred Stock
  (Cost $2,265)                                                            2,041
                                                                      ----------
U.S. Treasury Bonds-- 29.4%
   0.000%,05/15/20                                        1,000          310,246
   7.875%, 2/15/21                                        2,600        3,450,281
   8.125%, 8/15/21                                        1,425        1,942,899
   10.375%, 11/15/12                                        750        1,038,164
                                                                     -----------
Total U.S. Treasury Bonds
(Cost $6,296,249)                                                      6,741,590
                                                                     -----------
U.S. Treasury Bill -- 4.6%
   3.78%, 1/14/99                                         1,050        1,045,143
                                                                     -----------
Total U.S. Treasury Bill
(Cost $1,045,143)                                                      1,045,143
                                                                     -----------
Repurchase Agreement -- 1.2%
Goldman Sachs & Co., 5.15%
   dated 11/30/98, to be repurchased
   on 12/01/98, collateralized
   by U.S. Treasury Bond with a
   market value of $285,3712
   (Cost $280,000)                                          280          280,000
                                                                     ===========
Total Investments -- 99.3%
(Cost $21,035,533)**                                                  22,773,772
                                                                     -----------

Other Assets in Excess of
  Liabilities, Net -- 0.7%                                               163,007
                                                                     -----------

Net Assets -- 100.0%                                                 $22,936,779
                                                                     ===========


Net Asset Value and Redemption
  Price Per Share
  ($22,936,779 divided by 2,031,169)                                      $11.29
                                                                          ======


Maximum Offering Price Per Share
  ($11.29 divided by 0.955)                                               $11.82
                                                                          ======

--------------------------------------------------------------------------------
 * Non-income producing security.
** Also aggregate cost for federal tax purposes.

ISI Strategy Fund, Inc.
Statement of Operations
(Unaudited)


                                                                   For the Six
                                                                  Months Ended
                                                               November 30, 1998
                                                               -----------------

INVESTMENT INCOME:
     Interest                                                       $   230,762
     Dividends                                                           83,957
                                                                    -----------
        Total income                                                    314,719
                                                                    -----------


EXPENSES:
     Investment advisory fee                                             41,459
     Legal fee                                                           33,144
     Registration fees                                                   26,813
     Distribution fee                                                    25,386
     Administration fee                                                  19,613
     Audit fee                                                           10,000
     Accounting fee                                                      11,592
     Transfer agent fee                                                   4,548
     Custodian fee                                                        3,642
     Miscellaneous                                                        2,038
     Printing and postage                                                   500
                                                                    -----------
        Total expenses                                                  178,735
     Less: Fees waived and expenses reimbursed                          (82,755)
                                                                    -----------
        Net expenses                                                     95,980
                                                                    -----------
     Net investment income                                              218,739
                                                                    -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized gain from security transactions                       159,129
     Change in unrealized appreciation
       of investments                                                   853,962
                                                                    -----------
     Net gain on investments                                          1,013,091
                                                                    -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $ 1,231,830
                                                                    ===========

-------------------------------------------------------------------------------
See Notes to Financial Statements.

ISI Strategy Fund, Inc.
Statement of Changes in Net Assets
(Unaudited)
                                                                    For the
                                                      For the        Period
                                                        Six       September 16,
                                                       Months        1997(1)
                                                       Ended         through
                                                    November 30,     May 31,
                                                       1998           1998
                                                    ------------   ------------

INCREASE IN NET ASSETS:
OPERATIONS:
     Net investment income                          $    218,739   $    166,743
     Net realized gain from security transactions        159,129        198,062
     Change in unrealized appreciation
        of investments                                   853,962        884,277
                                                    ------------   ------------
     Net increase in net assets
        resulting from operations                      1,231,830      1,249,082
                                                    ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income:
       ISI Class                                        (180,316)      (105,433)
       Institutional Class                                    (1)          --
     Net realized long-term and short-term gains:
       ISI Class                                        (375,474)          --
       Institutional Class                                    (2)          --
                                                    ------------   ------------
     Total Distributions                                (555,793)      (105,433)
CAPITAL SHARE TRANSACTIONS (NOTE B):
     Proceeds from sale of shares                      4,356,184     18,021,106
     Value of shares issued in reinvestment
        of dividends                                     492,232         99,815
     Cost of shares repurchased                         (807,413)     1,044,831
                                                    ------------   ------------
     Increase in net assets derived from capital
        share transactions                             4,041,003     17,076,090
                                                    ------------   ------------
     Total increase in net assets                      4,717,040     18,219,739
NET ASSETS:
     Beginning of period                              18,219,739           --
                                                    ------------   ------------
     End of period                                  $ 22,936,779   $ 18,219,739
                                                    ============   ============


-------------------------------------------------------------------------------
(1) Commencement of operations.
See Notes to Financial Statements.

ISI Strategy Fund, Inc.
Financial Highlights (For a share outstanding throughout the period)


                                                     For the          For the Period
                                                    Six Months     September 16, 1997(2)
                                              June 1, 1998 through       through
                                               November 30, 1998(1)     May 31, 1998
                                               ------------------- -------------------
Per Share Operating Performance:
   Net asset value at beginning of period              $    11.00  $       10.00
                                                       ----------     ----------
Income from Investment Operations:
   Net investment income                                     0.15           0.13
   Net realized and unrealized gain on investments           0.43           0.96
                                                       ----------     ----------
   Total from Investment Operations                          0.58           1.09
                                                       ----------     ----------
Less Distributions:
   Distributions from net investment income                 (0.10)         (0.09)
   Distributions from short-term and long-term gains        (0.19)       --
                                                       ----------     ----------
   Total distributions                                      (0.29)         (0.09)
                                                       ----------     ----------
   Net asset value at end of period                    $    11.29  $       11.00
                                                       ==========  =============
Total Return                                                 5.36%         10.94%
Ratios to Average Daily Net Assets:
   Expenses(3)                                               1.00%(5)       1.00%(5)
   Net investment income(4)                                  2.15%(5)       2.03%(5)
Supplemental Data:
   Net assets at end of period (000)                   $   22,937     $   18,220
   Portfolio turnover rate                                  16.47%         20.08%

--------------------------------------------------------------------------------
(1) Unaudited.
(2) Commencement of operations.
(3) Ratio of expenses to average net assets prior to fee waiver and expense reimbursement was 1.76% and 2.25% for the periods ended November 30, 1998 and May 31, 1998, respectively.
(4) Ratio of net investment income to average net assets prior to fee waiver and expense reimbursement was 1.38% and .775% for the periods ended November 30, 1998 and May 31, 1998, respectively.
(5) Annualized.

See Notes to Financial Statements.

Notes to Financial Statements

A. Significant Accounting Policies -- ISI Strategy Fund, Inc. (the "Fund"), which was organized as a Maryland Corporation on June 12, 1997 and commenced operations September 16, 1997, is registered under the Investment Company Act of 1940 as a diversified, open-end investment management company. It seeks to maximize total return through a combination of long-term growth of capital and current income by actively apportioning the Funds' assets between diversified investments in U.S. equity securities and U.S. Treasury Securities.

     The Fund consists of one share class, ISI Shares, which has a 4.45% maximum sales charge and a 0.25% distribution fee.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements, and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

     Security Valuation -- The Fund values a portfolio security that is primarily traded on a national exchange by using the last sales price reported for the day. If there are no sales or the security is not traded on a listed exchange, the Fund values the security at the average of the last bid and asked prices in the over-the-counter market. When a market quotation is not readily available, the Investment Advisor under the direction of the Board of Directors determines a fair value using the policies and procedures that the Board of Directors establishes and monitors. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

     Repurchase Agreements -- The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     Federal Income Taxes -- The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

     The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise tax.

     As a result, the Fund has made no provision for federal income taxes.

     Security Transactions, Investment Income, Distributions and Other -- The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata scientific method for amortization of premiums and accretion of discounts when appropriate. Expenses are recorded as incurred. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund has deferred the costs incurred by its organization and the initial public offering of shares. These costs are being amortized on the straight-line method over a five-year period, except for registration fees which are amortized over a three-year period, which began when the Fund commenced investment activities.

B. Investment Advisory Fees, Transactions with Affiliates and Other Fees -- International Strategy and Investment Inc. ("ISI") is the Fund's investment advisor. As compensation for its advisory services, the Fund pays ISI an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.40%. ISI has agreed to waive a portion of its fee and reimburse expenses so thammt the Fund's total operating expenses for any fiscal year do not exceed 1.00% of the Fund's average daily net assets. For the six month period ended November 30, 1998 ISI waived all of its fees and reimbursed the Fund for expenses in the amount of $27,160 of which $1,470 was payable at the end of the period.

     Wilshire Associates Incorporated ("Wilshire") is the Fund's sub-advisor. As compensation for its sub-advisory services, ISI pays Wilshire an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.16%. Wilshire has agreed to waive its annual fees and reimburse Fund expenses in proportion to the fees waived and expenses reimbursed by ISI.

     Investment Company Capital Corp. ("ICC"), a subsidiary of Bankers Trust Corporation, is the Fund's administrator. As compensation for its administrative services, the Fund pays ICC an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.12%. ICC agreed to waive its fee for administrative services for the first year of the Fund's operations. For the six month period ended November 30, 1998, ICC's fee was $5,477 (net of fee waivers of $14,136) of which $2,211 was payable at the end of the period.

     Certain officers and directors of the Fund are also officers or directors of ISI, Wilshire or ICC.

     ICC also provides accounting services, to the Fund for which the Fund pays ICC an annual fee that is calculated daily and paid monthly based on the Fund's average daily net assets.For the six-months ended November 30, 1998, ICC's fee was $11,592 of which $2,050 was payable at the end of the period. ICCalso provides transfer agent services to the Fund for which the Fund pays ICC a per account fee that is calculated and paid monthly. For the six-month period ended November 30, 1998, ICC's fee was $4,458, of which $1,800 was payable at the end of the period.

     ISI Group, Inc., an affiliate of ISI, provides distribution services to the Fund for which the Fund pays ISI Group Inc., an annual fee that is calculated daily and paid monthly. This fee is paid at an annual rate equal to 0.25% of the Fund's average daily net assets. For the six-month period ended November 30, 1998, ISI Group's fee was $25,386, of which $4,607 was payable at the end of the period.

     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the six-months ended November 30, 1998 was $534, and the accrued liability was $1,262.

C. Capital Share Transactions -- The Fund is authorized to issue up to 25 million shares of $.001 par value capital stock (20 million ISI Class, 5 million Wilshire Institutional Class). Transactions in shares of the Fund were as follows:

Notes to Financial Statements (concluded)



                                               For the
                              For the          Period
                             Six Months    Sept. 16, 1997(1)
                               Ended           through
                           Nov. 30, 1998(2)  May 31, 1998
                           --------------  ---------------
Shares sold                      403,243       1,744,374
Shares issued to share-
  holders on reinvest-
  ment of dividends               44,753           9,391
Shares redeemed                  (73,643)        (96,939)
                            ------------    ------------
Net increase in shares
  outstanding                    374,353       1,656,826
                            ============    ============

Proceeds from sales
  of shares                 $  4,356,184    $ 18,021,106
Value of reinvested
  dividends                      492,232          99,815
Cost of shares
  redeemed                      (807,413)     (1,044,831)
                            ------------    ------------
Net increase from capital
  share transactions        $  4,041,003    $ 17,076,090
                            ============    ============

-----------------
(1)  Commencement of operations.
(2)  Unaudited.

D. Investment Transactions -- Excluding short-term and U.S. government obligations, purchases of investment securities aggregated $4,451,909 and sales of investment securities aggregated $1,018,817 for the period ended November 30, 1998. Purchases of U.S. government obligations aggregated $2,168,009 and sales of U.S. government obligations aggregated $2,039,455.

     On November 30, 1998, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $2,580,482 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $842,243.




E. Net Assets -- On November 30, 1998, net assets consisted of:

Paid-in capital                 $ 21,117,093

Accumulated net realized loss
  from security transactions         (18,285)
Unrealized appreciation
  of investments                   1,738,239
Undistributed net investment
  income                              99,732
                                ------------
                                $ 22,936,779
                                ============


     This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

     For more complete information regarding any of the ISI Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-955-7175. Read it carefully before you invest.